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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                       Investment Company Act file number
                                    811-01539
                                    811-02571
                                    811-03409

        Travelers Growth and Income Stock Account For Variable Annuities

              Travelers Quality Bond Account For Variable Annuities

              Travelers Money Market Account For Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                   Marie Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116

                                 (617) 578-2857

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1. REPORT(S) TO STOCKHOLDERS.

The Annual Report to stockholders is filed herewith.

ANNUAL REPORTS

DECEMBER 31, 2005

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                  FOR VARIABLE ANNUITIES

                  THE TRAVELERS QUALITY BOND ACCOUNT
                  FOR VARIABLE ANNUITIES

                  THE TRAVELERS MONEY MARKET ACCOUNT
                  FOR VARIABLE ANNUITIES

                               EACH AN ACCOUNT OF
                         THE TRAVELERS INSURANCE COMPANY

The Travelers Insurance Company
One Cityplace
Hartford, CT  06103

                                TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------
THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES ........................................................1

THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES ....................19

THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES ....................35

FACTORS CONSIDERED BY THE BOARDS OF MANAGERS IN APPROVING THE
INVESTMENT ADVISORY AND THE SUB-ADVISORY AGREEMENT ...........................48

BOARD OF MANAGERS AND OFFICERS ...............................................51

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Contracts of
The Travelers Growth and Income Stock Account for Variable Annuities

We have audited the accompanying statement of assets and liabilities of The Travelers Growth and Income Stock Account for Variable Annuities (the "Fund"), including the statement of investments, as of December 31, 2005, and the related statement of operations and the statement of changes in net assets for the year then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Growth and Income Stock Account for Variable Annuities as of December 31, 2005, and the results of its operations and the changes in its net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
February 21, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of The Travelers Growth and Income Stock Account for Variable Annuities:

We have audited the statement of changes in net assets of The Travelers Growth and Income Stock Account for Variable Annuities as of December 31, 2004, and the selected per unit data and ratios for each of the years in the four-year period then ended. The statement of changes in net assets and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and selected per unit data and ratios referred to above of The Travelers Growth and Income Stock Account for Variable Annuities as of December 31, 2004 present fairly, in all material respects, the changes in its net assets for the year then ended, and the selected per unit data and ratios for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
February 17, 2005

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

ASSETS:
  Investment securities, at fair value (cost $418,273,602) .....    $487,856,970
  Cash .........................................................           6,811
  Receivables:
    Dividends ..................................................         713,153
    Purchase payments and transfers from other funding options .          24,585
  Other assets .................................................          36,695
                                                                    ------------

      Total Assets .............................................     488,638,214
                                                                    ------------

LIABILITIES:
  Payables:
    Investment securities purchased ............................         988,198
    Contract surrenders and transfers to other funding options .         270,360
    Investment management and advisory fees ....................          70,251
    Insurance charges ..........................................         127,493
  Accrued liabilities ..........................................              89
                                                                    ------------

      Total Liabilities ........................................       1,456,391
                                                                    ------------

NET ASSETS:                                                         $487,181,823
                                                                    ============

                        See Notes to Financial Statements

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME:
  Dividends .........................................................     $  8,442,326
  Interest ..........................................................          167,666
                                                                          ------------
    Total income ....................................................                      $  8,609,992

EXPENSES:
  Investment management and advisory fees ...........................        3,211,948
  Insurance charges .................................................        5,835,324
                                                                          ------------

    Total expenses ..................................................                         9,047,272
                                                                                           ------------

      Net investment income (loss) ..................................                          (437,280)
                                                                                           ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ........................      166,074,600
    Cost of investment securities sold ..............................      145,942,981
                                                                          ------------

      Net realized gain (loss) ......................................                        20,131,619

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at December 31, 2005 .....................       69,583,368
    Unrealized gain (loss) at December 31, 2004 .....................       68,011,790
                                                                          ------------

      Net change in unrealized gain (loss) for the year .............                         1,571,578
                                                                                           ------------

        Net realized gain (loss) and change in unrealized gain (loss)                        21,703,197
                                                                                           ------------

Net increase (decrease) in net assets resulting from operations .....                      $ 21,265,917
                                                                                           ============

                        See Notes to Financial Statements

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                 2005              2004
                                                                                 ----              ----
OPERATIONS:
  Net investment income (loss) .........................................    $    (437,280)    $     249,422
  Net realized gain (loss) from investment security transactions .......       20,131,619        24,967,584
  Net change in unrealized gain (loss) on investment securities ........        1,571,578        28,522,721
                                                                            -------------     -------------

    Net increase (decrease) in net assets resulting from operations ....       21,265,917        53,739,727
                                                                            -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 770,857 and 902,159 units, respectively) ............       13,977,653        15,767,591
  Participant transfers from other funding options
    (applicable to 319,960 and 468,530 units, respectively) ............        6,048,157         8,184,838
  Administrative charges
    (applicable to 19,140 and 22,684 units, respectively) ..............         (367,484)         (412,112)
  Contract surrenders
    (applicable to 2,910,219 and 2,787,531 units, respectively) ........      (55,637,389)      (49,336,289)
  Participant transfers to other funding options
    (applicable to 1,095,900 and 976,561 units, respectively) ..........      (20,710,284)      (17,069,498)
  Other payments to participants
    (applicable to 149,429 and 183,493 units, respectively) ............       (2,945,123)       (3,341,401)
                                                                            -------------     -------------

  Net increase (decrease) in net assets resulting from unit transactions      (59,634,470)      (46,206,871)
                                                                            -------------     -------------

    Net increase (decrease) in net assets ..............................      (38,368,553)        7,532,856

NET ASSETS:
  Beginning of year ....................................................      525,550,376       518,017,520
                                                                            -------------     -------------

  End of year ..........................................................    $ 487,181,823     $ 525,550,376
                                                                            =============     =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

      On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup, Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

      On December 1, 2005, Citigroup Inc. completed the sale of substantially all of its asset management business, Citigroup Asset Management, including, but not limited to, the Travelers Investment Management Company ("TIMCO") to Legg Mason, Inc. TIMCO provides equity management and sub-advisory services for the The Travelers Growth and Income Stock Account for Variable Annuities ("Account GIS").

      Based upon the recommendation of the Audit Committee for Account GIS, the Board of Managers determined not to retain KPMG LLP ("KPMG") as Account GIS's independent auditor, and voted to appoint Deloitte & Touche LLP as Account GIS's independent auditor for the fiscal year ended December 31, 2005, effective July 1, 2005. During the two most recent fiscal years and through June 30, 2005, the date that the Board of Managers notified KPMG of their decision not to retain them as Account GIS's auditor, KPMG's audit reports contained no adverse opinion or disclaimer of opinion: nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between Account GIS and KPMG on the accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the disagreement in their reports.

      Account GIS is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account GIS, established on September 22, 1967, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

      Travelers Asset Management International Company, LLC ("TAMIC"), an indirect wholly owned subsidiary of The Company, provides fixed income management and advisory services for Account GIS.

      This report is prepared for the general information of contract owners and is not an offer of units of Account GIS or shares of Account GIS's underlying holdings. It should not be used in connection with any offer except in conjunction with the Prospectus for Account GIS's product(s) offered by The Company.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by Account GIS in the preparation of its financial statements.

      Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      Account GIS may use stock index futures contracts as a substitute for the purchase or sale of individual securities. When Account GIS enters into a futures contract, it agrees to buy or sell a specified index of stocks at a future time for a fixed price, unless the contract is closed prior to expiration. Account GIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

      It is Account GIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

      Futures contracts purchased by Account GIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account GIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes associated with the futures contract.

      Account GIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account GIS may sell the options before expiration. Options held by Account GIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account GIS at December 31, 2005.

      When Account GIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account GIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account GIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account GIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account GIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account GIS at December 31, 2005.

      The operations of Account GIS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account GIS. Account GIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

      The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Realized gains and losses from investment security transactions are reported on an identified cost basis.

3.  INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $106,859,907 and $158,668,990, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $1,142,607 and $2,550,000, respectively, for the year ended December 31, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

      Net realized gains (losses) resulting from futures contracts were $158,172 and $601,653 for the years ended December 31, 2005 and 2004, respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets.

4. CONTRACT CHARGES

      Investment management and advisory fees are paid to TAMIC, an indirect wholly owned subsidiary of MetLife Inc., and calculated daily at annual rates which start at 0.65% and decrease, as net assets increase, to 0.40% of Account GIS's average net assets. Pursuant to a sub-advisory agreement between TAMIC and TIMCO, TAMIC pays TIMCO a sub-advisory fee calculated daily at annual rates which start at 0.45% and decrease, as net assets increase, to 0.20% of Account GIS's average net assets.

      The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)

      Below is a table displaying total M&E and rider charges with their associated products offered in this Separate Account. The table displays Standard (S) and Annual Step-Up (SU) death-benefit designations.

-------------------------------------------------------------------------------------------------------------------------------
                                                     TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Asset-based Charges
                                                                                        ---------------------------------------
Total M&E and Rider Charges                                                                         Optional Feature
                                               Dth                                                  ----------------  Total
                                               Ben   Product                                M&E          GMWB         Charge
-------------------------------------------------------------------------------------------------------------------------------
Total M&E and Rider Charges 1.00%, 3.5% AIR     S    Universal Annuity (1)                 1.00%                      1.00%

Total M&E and Rider Charges 1.25%, 3.0% AIR     S    Universal Select Annuity              1.25%                      1.25%

Total M&E and Rider Charges 1.25%, 3.5% AIR     S    Universal Annuity (2)                 1.25%                      1.25%
                                                S    Universal Annuity Advantage           1.25%                      1.25%

Total M&E and Rider Charges 1.40%, 3.0% AIR    SU    Universal Select Annuity              1.40%                      1.40%

Total M&E and Rider Charges 1.40%, 3.5% AIR    SU    Universal Annuity Advantage           1.40%                      1.40%

Total M&E and Rider Charges 1.65%, 3.0% AIR     S    Universal Select Annuity              1.25%          0.40%       1.65%

Total M&E and Rider Charges 1.65%, 3.5% AIR     S    Universal Annuity Advantage           1.25%          0.40%       1.65%

Total M&E and Rider Charges 1.80%, 3.0% AIR    SU    Universal Select Annuity              1.40%          0.40%       1.80%

Total M&E and Rider Charges 1.80%, 3.5% AIR    SU    Universal Annuity Advantage           1.40%          0.40%       1.80%
-------------------------------------------------------------------------------------------------------------------------------

      (1) Contracts issued prior to May 16, 1983

      (2) Contracts issued on or after May 16, 1983

      For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

5. NET ASSETS HELD ON BEHALF OF AN AFFILIATE

      Approximately $12,757,000 and $13,321,000 of the net assets of Account GIS were held on behalf of an affiliate of The Company as of December 31, 2005 and 2004, respectively. Transactions with this affiliate during the years ended December 31, 2005 and 2004, were comprised of participant purchase payments of approximately $5,000 and $3,000 and contract surrenders of approximately $1,133,000 and $438,000, respectively.

6.  NET CONTRACT OWNERS' EQUITY

                                                                                DECEMBER 31, 2005
                                                                    -------------------------------------------

                                                                                      UNIT
                                                                      UNITS          VALUE         NET ASSETS
                                                                    ----------      --------      -------------
Total M&E and Rider Charges 1.00%, 3.5% AIR ..................       6,607,822      $ 20.901      $ 138,100,307
Total M&E and Rider Charges 1.25%, 3.5% AIR ..................      17,668,710        19.756        349,045,802
Total M&E and Rider Charges 1.40%, 3.5% AIR ..................             133         1.128                150
Total M&E and Rider Charges 1.65%, 3.5% AIR ..................             184         1.125                207
Total M&E and Rider Charges 1.25%, 3.0% AIR ..................          29,106         1.136             33,051
Total M&E and Rider Charges 1.65%, 3.0% AIR ..................           2,041         1.130              2,306
                                                                                                  -------------

Net Contract Owners' Equity ..................................                                    $ 487,181,823
                                                                                                  =============

Assumed Interest Rate (AIR) is only applicable to contracts in the payout phase.

7. SUPPLEMENTARY INFORMATION
   (Selected data for a unit outstanding throughout each year.)

Total M&E and Rider Charges 1.00%, 3.5% AIR                                      FOR THE YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                                    2005          2004          2003          2002           2001
                                                                    ----          ----          ----          ----           ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $  .348       $  .348       $  .264       $  .240        $  .266
    Operating expenses ........................................      .328          .303          .256          .261           .311
                                                                  -------       -------       -------       -------        -------

    Net investment income (loss) ..............................      .020          .045          .008         (.021)         (.045)

    Unit value at beginning of year ...........................    19.949        17.926        14.172        18.064         21.418
    Net realized and change in unrealized gains (losses) ......      .932         1.978         3.746        (3.871)        (3.309)
                                                                  -------       -------       -------       -------        -------

    Unit value at end of year .................................   $20.901       $19.949       $17.926       $14.172        $18.064
                                                                  =======       =======       =======       =======        =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $   .95       $  2.02       $  3.75       $ (3.89)       $ (3.35)
    Ratio of operating expenses to average net assets .........      1.65%         1.65%         1.65%         1.64%          1.63%
    Ratio of net investment income (loss) to average net assets      0.09%         0.23%         0.06%        (0.12)%        (0.24)%
    Number of units outstanding at end of year (thousands) ....     6,608         7,413         8,139         9,088         10,329
    Portfolio turnover rate ...................................        22%           43%           68%           54%            32%

Total M&E and Rider Charges 1.25%, 3.5% AIR                                      FOR THE YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                                    2005          2004          2003          2002           2001
                                                                    ----          ----          ----          ----           ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $  .329       $  .330       $  .251       $  .229        $  .254
    Operating expenses ........................................      .357          .331          .281          .287           .343
                                                                  -------       -------       -------       -------        -------

    Net investment income (loss) ..............................     (.028)        (.001)        (.030)        (.058)         (.089)

    Unit value at beginning of year ...........................    18.903        17.028        13.496        17.245         20.498
    Net realized and change in unrealized gains (losses) ......      .881         1.876         3.562        (3.691)        (3.164)
                                                                  -------       -------       -------       -------        -------

    Unit value at end of year .................................   $19.756       $18.903       $17.028       $13.496        $17.245
                                                                  =======       =======       =======       =======        =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $   .85       $  1.88       $  3.53       $ (3.75)       $ (3.25)
    Ratio of operating expenses to average net assets .........      1.89%         1.90%         1.90%         1.89%          1.88%
    Ratio of net investment income (loss) to average net assets     (0.15)%       (0.02)%       (0.19)%       (0.37)%        (0.49)%
    Number of units outstanding at end of year (thousands) ....    17,669        19,978        21,853        24,100         27,559
    Portfolio turnover rate ...................................        22%           43%           68%           54%            32%

   (Selected data for a unit outstanding throughout each period.)

                                                                                FROM JUNE 3, 2005
Total M&E and Rider Charges 1.40%, 3.5% AIR                                    (INCEPTION DATE) TO
                                                                                DECEMBER 31, 2005
                                                                               -------------------
SELECTED PER UNIT DATA:
    Total investment income ....................................               $              .011
    Operating expenses .........................................                              .013
                                                                               -------------------

    Net investment income (loss) ...............................                             (.002)

    Unit value at beginning of period ..........................                             1.065
    Net realized and change in unrealized gains (losses) .......                              .065
                                                                               -------------------

    Unit value at end of year ..................................               $             1.128
                                                                               ===================

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ......................               $               .06
    Ratio of operating expenses to average net assets* .........                              2.04%
    Ratio of net investment income (loss) to average net assets*                             (0.31)%
    Number of units outstanding at end of year (thousands)** ...                                --
    Portfolio turnover rate ....................................                                22%

                                                                               FROM MARCH 15, 2005
Total M&E and Rider Charges 1.65%, 3.5% AIR                                    (INCEPTION DATE) TO
                                                                                DECEMBER 31, 2005
                                                                               -------------------
SELECTED PER UNIT DATA:
    Total investment income ....................................               $              .015
    Operating expenses .........................................                              .020
                                                                               -------------------

    Net investment income (loss) ...............................                             (.005)

    Unit value at beginning of period ..........................                             1.067
    Net realized and change in unrealized gains (losses) .......                              .063
                                                                               -------------------

    Unit value at end of year ..................................               $             1.125
                                                                               ===================

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ......................               $               .06
    Ratio of operating expenses to average net assets* .........                              2.29%
    Ratio of net investment income (loss) to average net assets*                             (0.60)%
    Number of units outstanding at end of year (thousands)** ...                                --
    Portfolio turnover rate ....................................                                22%

*     Annualized

**    Unit Balance rounds to less than 1,000 units.

   (Selected data for a unit outstanding throughout each period.)

                                                                                                FROM DECEMBER 10, 2004
Total M&E and Rider Charges 1.25%, 3.0% AIR                              FOR THE YEAR ENDED      (INCEPTION DATE) TO
                                                                             DECEMBER 31,         DECEMBER 31, 2004
                                                                         ------------------     ----------------------
                                                                                 2005
                                                                                 ----
SELECTED PER UNIT DATA:
    Total investment income ...................................               $     .019              $     .001
    Operating expenses ........................................                     .021                    .001
                                                                              ----------              ----------

    Net investment income (loss) ..............................                    (.002)                     --

    Unit value at beginning of period .........................                    1.087                   1.066
    Net realized and change in unrealized gains (losses) ......                     .051                    .021
                                                                              ----------              ----------

    Unit value at end of year .................................               $    1.136              $    1.087
                                                                              ==========              ==========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................               $      .05              $      .02
    Ratio of operating expenses to average net assets .........                     1.89%                   1.90% *
    Ratio of net investment income (loss) to average net assets                    (0.15)%                 (0.49)*
    Number of units outstanding at end of year (thousands) ....                       29                      -- **
    Portfolio turnover rate ...................................                       22%                     43%

                                                                              FROM FEBRUARY 24, 2005
Total M&E and Rider Charges 1.65%, 3.0% AIR                                    (INCEPTION DATE) TO
                                                                                DECEMBER 31, 2005
                                                                              ----------------------
SELECTED PER UNIT DATA:
    Total investment income ....................................               $              .016
    Operating expenses .........................................                              .021
                                                                               -------------------

    Net investment income (loss) ...............................                             (.005)

    Unit value at beginning of period ..........................                             1.072
    Net realized and change in unrealized gains (losses) .......                              .063
                                                                               -------------------

    Unit value at end of year ..................................               $             1.130
                                                                               ===================

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ......................               $               .06
    Ratio of operating expenses to average net assets* .........                              2.29%
    Ratio of net investment income (loss) to average net assets*                             (0.54)%
    Number of units outstanding at end of year (thousands) .....                                 2
    Portfolio turnover rate ....................................                                22%

*     Annualized

**    Unit Balance rounds to less than 1,000 units.

8. SUBSEQUENT EVENT

      The Company filed a combined prospectus and proxy statement on Form N-14 with the Securities and Exchange Commission on January 30, 2006, regarding Account GIS. If the proxy vote is favorable, Account GIS will be reorganized and restructured as a sub-account of The Travelers Fund U for Variable Annuities which will invest in the Batterymarch Growth and Income Stock Portfolio of the Met Investors Series Trust.

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                               SUMMARY OF HOLDINGS
                                DECEMBER 31, 2005

                                                                       % of net
                                                                        assets
                                                                      ----------
COMMON STOCK
  Technology..........................................................     14.5
  Banking ............................................................      9.1
  Pharmaceuticals.....................................................      6.9
  Retail..............................................................      6.3
  Insurance...........................................................      5.9
  Integrated Energy...................................................      5.5
  Conglomerates.......................................................      5.2
  Brokerage...........................................................      3.8
  Telecommunications..................................................      3.6
  Consumer............................................................      3.3
  Healthcare..........................................................      3.1
  Oil Companies.......................................................      2.6
  Multimedia..........................................................      2.6
  Food................................................................      2.4
  Finance.............................................................      2.2
  Beverage............................................................      2.2
  Medical Supplies....................................................      2.0
  Transportation Services.............................................      1.7
  Electric Utilities..................................................      1.5
  Tobacco.............................................................      1.4
  Metals..............................................................      1.4
  Utilities...........................................................      1.2
  Independent Energy..................................................      1.2
  Services............................................................      1.1
  Aerospace...........................................................      1.0
  Biotechnology.......................................................      0.9
  Automotive..........................................................      0.9
  Defense.............................................................      0.8
  Chemicals...........................................................      0.8
  United States Agency Securities.....................................      0.6
  Paper...............................................................      0.6
  Lodging.............................................................      0.6
  Capital Goods.......................................................      0.6
  Machinery...........................................................      0.5
  Home Construction...................................................      0.5
  Media Non-Cable.....................................................      0.4
  Entertainment.......................................................      0.4
  Building Materials..................................................      0.1
                                                                        -------
  TOTAL COMMON STOCK..................................................     99.4
                                                                        -------

  SHORT-TERM INVESTMENTS
  Commercial Paper....................................................      0.7
                                                                        -------
  TOTAL SHORT-TERM INVESTMENTS........................................      0.7
                                                                        -------

  TOTAL INVETSMENTS...................................................    100.1
                                                                        -------

  Other Assets and Liabilities........................................     (0.1)
                                                                        -------

  TOTAL NET ASSETS (100.0%)...........................................    100.0
                                                                        =======

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2005

                                                      NO. OF           FAIR
                                                      SHARES          VALUE
                                                    ----------     ------------
COMMON STOCK (99.4%)

AEROSPACE (1.0%)
  Boeing Co.                                            27,258     $  1,914,602
  General Dynamics Corp.                                24,458        2,789,435
                                                                   ------------
                                                                      4,704,037
                                                                   ------------
AUTOMOTIVE (0.9%)
  Ford Motor Co.                                        46,363          357,922
  Harley-Davidson                                       13,348          687,288
  Oshkosh Truck                                         24,934        1,111,807
  PACCAR Inc.                                           32,842        2,273,652
                                                                   ------------
                                                                      4,430,669
                                                                   ------------
BANKING (9.1%)
  Bank of America Corp.                                217,845       10,053,547
  Bank of New York Co., Inc.  (A)                       33,228        1,058,312
  Capital One Financial Corp.                           27,854        2,406,586
  Comerica, Inc. (A)                                    29,659        1,683,445
  JP Morgan Chase & Co.                                187,690        7,449,416
  KeyCorp                                               20,039          659,884
  Marshall & Ilsley Corp.                               17,134          737,447
  MBNA Corp.                                            18,974          515,334
  National City Corp.                                   62,124        2,085,503
  PNC Financial Services Group                          19,158        1,184,539
  State Street Corp.                                    21,259        1,178,599
  Suntrust Banks, Inc. (A)                              44,643        3,248,225
  U.S. Bancorp                                          64,725        1,934,630
  Wachovia Corp.                                       101,223        5,350,648
  Wells Fargo & Co.                                     77,391        4,862,476
                                                                   ------------
                                                                     44,408,591
                                                                   ------------
BEVERAGE (2.2%)
  Coca-Cola Co.                                         76,759        3,094,155
  Coca-Cola Enterprises Inc.                            69,137        1,325,356
  Constellation Brands Inc. (A)                         36,508        2,102,861
  PepsiCo, Inc.                                         74,247        4,386,513
                                                                   ------------
                                                                     10,908,885
                                                                   ------------
BIOTECHNOLOGY (0.9%)
  Genetech Inc. (A)                                     18,811        1,740,017
  Gilead Sciences, Inc.                                 47,504        2,500,135
                                                                   ------------
                                                                      4,240,152
                                                                   ------------
BROKERAGE (3.8%)
  Amerprise Financial, Inc.                             13,617          558,297
  Bear Stearns Companies                                24,745        2,858,790
  Franklin Resources, Inc.                              13,361        1,256,068
  Goldman Sachs Group Inc.                              31,891        4,072,800
  Lehman Brothers Holdings Inc. (A)                     28,138        3,606,447
  Merrill Lynch & Co.                                   44,535        3,016,355
  Morgan Stanley                                        56,000        3,177,440
                                                                   ------------
                                                                     18,546,197
                                                                   ------------
BUILDING MATERIALS (0.1%)
  Masco Corp.                                           18,493          558,304
                                                                   ------------
CAPITAL GOODS (0.6%)
  Danaher Corp.                                         10,135          565,330
  Deere & Co. (A)                                       25,302        1,723,319
  Eaton Corp. (A)                                        9,256          620,985
                                                                   ------------
                                                                      2,909,634
                                                                   ------------
CHEMICALS (0.8%)
  Dow Chemical                                          52,840        2,315,449
  E.I. du Pont de Nemours & Co.                         19,717          837,972
  Monsanto Co.                                          11,686          906,016
                                                                   ------------
                                                                      4,059,437
                                                                   ------------
CONGLOMERATES (5.2%)
  3M Co.                                                24,209        1,876,197
  General Electric Co.                                 467,008       16,368,630
  Honeywell International, Inc.                         38,200        1,422,950
  Parker-Hannifin                                        5,427          357,965
  Tyco International Ltd.                               95,312        2,750,704
  United Technologies Corp.                             45,962        2,569,735
                                                                   ------------
                                                                     25,346,181
                                                                   ------------
CONSUMER (3.3%)
  ACCO Brands Corp. (A)                                  6,036          147,882
  Ball Corp.                                            20,579          817,398
  Black & Decker Corp.                                  12,179        1,059,086
  Colgate-Palmolive Co. (A)                             15,336          841,180
  Energizer Holdings, Inc.                              12,162          605,546
  Fortune Brands                                        25,685        2,003,944
  Molson Coors Brewing Co.                              16,134        1,080,817
  NIKE, Inc. (Class B)                                   5,734          497,654
  Procter & Gamble Co.                                 134,858        7,805,582
  Sealed Air Corp. (A)                                  25,501        1,432,391
                                                                   ------------
                                                                     16,291,480
                                                                   ------------
DEFENSE (0.8%)
  Lockheed Martin Corp.                                 28,336        1,803,020
  Northrop Grumman Corp.                                36,874        2,216,496
                                                                   ------------
                                                                      4,019,516
                                                                   ------------
ELECTRIC UTILITIES (1.5%)
  American Electric Power                               60,355        2,238,567
  Edison International                                  44,962        1,960,793
  FirstEnergy Corp. (A)                                 46,988        2,301,942
  Public Service Enterprise Group                       12,828          833,435
                                                                   ------------
                                                                      7,334,737
                                                                   ------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2005

                                                      NO. OF           FAIR
                                                      SHARES          VALUE
                                                    ----------     ------------
ENTERTAINMENT (0.4%)
  Viacom, Inc. (Class B)                                57,885     $  1,887,051
                                                                   ------------

FINANCE (2.2%)
  American Express                                      68,087        3,503,757
  CIT Group Holdings, Inc.                              39,646        2,052,870
  Countrywide Financial                                 50,768        1,735,758
  E*Trade Financial Corp. (A)                           87,610        1,827,545
  Principal Financial Group                             28,221        1,338,522
                                                                   ------------
                                                                     10,458,452
                                                                   ------------
FOOD (2.4%)
  Archer-Daniels Midland Co.                            72,515        1,788,220
  Darden Restaurants, Inc.                              36,042        1,401,313
  General Mills, Inc.                                   30,667        1,512,496
  Hormel Foods Corp. (A)                                16,069          525,135
  Kellogg Co.                                            9,471          409,337
  McDonald's Corp.                                      90,411        3,048,659
  Sara Lee Corp.                                        35,337          667,869
  Smithfield Foods                                      53,120        1,625,472
  Yum! Brands                                           12,545          588,110
                                                                   ------------
                                                                     11,566,611
                                                                   ------------
HEALTHCARE (3.1%)
  Aetna Inc.                                            23,790        2,243,635
  Caremark Rx, Inc. (A)                                 28,868        1,495,074
  Humana, Inc.                                          46,491        2,525,856
  Medco Health Solutions                                12,869          718,090
  UnitedHealth Group, Inc.                              99,444        6,179,450
  Wellpoint, Inc. (A)                                   25,398        2,026,506
                                                                   ------------
                                                                     15,188,611
                                                                   ------------
HOME CONSTRUCTION (0.5%)
  K.B. HOME                                             13,654          992,100
  Pulte Homes, Inc.                                     32,682        1,286,363
                                                                   ------------
                                                                      2,278,463
                                                                   ------------
INDEPENDENT ENERGY (1.2%)
  Anadarko Petroleum Corp.                              13,754        1,303,191
  Burlington Resources                                  39,933        3,442,225
  Devon Energy Corp.                                    20,226        1,264,934
                                                                   ------------
                                                                      6,010,350
                                                                   ------------
INSURANCE (5.9%)
  ACE Limited                                           13,472          719,944
  AFLAC Inc.                                            24,399        1,132,602
  Allstate Corp.                                        30,920        1,671,844
  Ambac Financial Group                                 26,313        2,027,680
  American International Group                         123,846       $8,450,013
  Aon Corp.                                             13,909          500,029
  Chubb Corp.                                           29,384        2,869,348
  CIGNA Corp.                                           17,547        1,960,000
  First Horizon National                                   186            7,150
  Hartford Financial Services
  Group, Inc.                                            9,727          835,452
  Jefferson-Pilot Corp.                                  6,647          378,414
  Lincoln National Corp.                                 8,875          470,641
  Marsh & McLennan Cos., Inc.                           23,789          755,539
  MGIC Investment Corp. (A)                             16,896        1,112,095
  Progressive Corp.                                     20,547        2,399,479
  Prudential Financial, Inc.                            44,810        3,279,644
                                                                   ------------
                                                                     28,569,874
                                                                   ------------
  INTEGRATED ENERGY (5.5%)
  Chevron Corp.                                         98,703        5,603,369
  ConocoPhillips                                        63,788        3,711,186
  Exxon Mobil Corp.                                    279,822       15,717,602
  Marathon Oil                                          29,648        1,807,639
                                                                   ------------
                                                                     26,839,796
                                                                   ------------
LODGING (0.6%)
  Marriott International, Inc.                          34,251        2,293,789
  Starwood Hotels & Resorts                              8,064          514,967
                                                                   ------------
                                                                      2,808,756
                                                                   ------------
MACHINERY (0.5%)
  Ingersoll-Rand Co. (Class A)                          55,598        2,244,491
                                                                   ------------

MEDIA NON-CABLE (0.4%)
  News Corp. Limited                                   113,833        1,770,103
                                                                   ------------

MEDICAL SUPPLIES (2.0%)
  Abbott Laboratories                                   50,066        1,974,102
  Becton, Dickinson and Company                         11,209          673,437
  Boston Scientific (A)                                 37,973          929,959
  Cardinal Health                                        7,728          531,300
  Herman Miller Inc.                                    31,809          896,696
  Hospira, Inc. (A)                                      4,008          171,462
  Medtronic, Inc.                                       54,538        3,139,753
  Zimmer Holdings, Inc. (A)                             23,544        1,587,807
                                                                   ------------
                                                                      9,904,516
                                                                   ------------
METALS (1.4%)
  Allegheny Technologies, Inc.                          47,933        1,729,423
  Newmont Mining Corp.                                  18,697          998,420
  Nucor Corp.                                           30,127        2,010,073
  Phelp's Dodge Corp. (A)                               15,837        2,278,469
                                                                   ------------
                                                                      7,016,385
                                                                   ------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2005

                                                      NO. OF           FAIR
                                                      SHARES          VALUE
                                                    ----------     ------------
MULTIMEDIA (2.6%)
  Brown-Forman Corp.  (Class B)                         11,818     $    819,224
  Comcast Corp.  (Class A)                              96,152        2,496,106
  Gannett Co., Inc. (A)                                 21,483        1,301,225
  Mcgraw-Hill Companies, Inc. (A)                       16,263          839,659
  Time Warner Inc.                                     276,749        4,826,503
  Walt Disney Co.                                      106,372        2,549,737
                                                                   ------------
                                                                     12,832,454
                                                                   ------------
OIL COMPANIES (2.6%)
  Baker Hughes Inc.                                     22,355        1,358,737
  Halliburton Co.                                       18,874        1,169,433
  Occidental Petroleum Corp. (A)                        34,303        2,740,124
  Schlumberger Ltd.                                     31,058        3,017,285
  Sunoco Inc.                                           14,818        1,161,435
  Transocean, Inc. (A)                                  20,423        1,423,279
  Valero Energy Corp.                                   35,088        1,810,541
                                                                   ------------
                                                                     12,680,834
                                                                   ------------
PAPER (0.6%)
  International Paper (A)                               22,754          764,762
  Kimberly Clark Corp.                                  22,967        1,369,982
  Weyerhaeuser Co.                                       9,523          631,756
                                                                   ------------
                                                                      2,766,500
                                                                   ------------
PHARMACEUTICALS (6.9%)
  AmerisourceBergen Corp.                               32,028        1,325,959
  Amgen, Inc. (A)                                       59,304        4,676,713
  Biogen Idec Inc. (A)                                  29,934        1,356,908
  Bristol-Myers Squibb                                  86,001        1,976,303
  Eli Lilly & Co. (A)                                   40,675        2,301,798
  Johnson & Johnson                                    132,817        7,982,302
  Merck & Co., Inc.                                     98,412        3,130,486
  Pfizer Inc.                                          332,612        7,756,512
  Schering-Plough Corp.                                 65,364        1,362,839
  Wyeth                                                 42,310        1,949,222
                                                                   ------------
                                                                     33,819,042
                                                                   ------------
RETAIL (6.3%)
  Abercrombie & Fitch Co.                               16,577        1,080,489
  Albertsons, Inc. (A)                                  46,758          998,283
  American Eagle Outfitters                             25,683          590,195
  Autozone, Inc. (A)                                    12,484        1,145,407
  Best Buy Co. Inc.                                     24,978        1,086,043
  Costco Wholesale Corp.                                20,855        1,031,697
  CVS Corp.                                             62,052        1,639,414
  Federated Department Stores, Inc.                     11,956          793,041
  Gamestop Corp.                                        14,716          425,292
  Home Depot, Inc.                                      86,155        3,487,554
  Jones Apparel Group, Inc.                              5,054          155,259
  Kohl's Corp.                                          31,967        1,553,596
  Lowe's Cos.                                           44,208        2,946,905
  Nordstrom, Inc.                                       44,276        1,655,922
  Office Depot, Inc. (A)                                13,681          429,583
  Staples Inc.                                          34,030          772,810
  Supervalu, Inc.                                       36,506        1,185,715
  Target Corp.                                          55,426        3,046,767
  The Gap, Inc.                                         24,939          439,924
  Walgreen Co.                                          23,053        1,020,326
  Wal-Mart Stores, Inc.                                108,474        5,076,583
                                                                   ------------
                                                                     30,560,805
                                                                   ------------
SERVICES (1.1%)
  Cendant Corp.                                         49,788          858,843
  eBay Inc.                                             51,462        2,225,731
  Yahoo! Inc. (A)                                       59,689        2,338,615
                                                                   ------------
                                                                      5,423,189
                                                                   ------------
TECHNOLOGY (14.5%)
  Advanced Micro Devices (A)                            39,497        1,208,608
  Analog Devices, Inc.                                  17,304          620,694
  Apple Computer (A)                                    49,254        3,540,870
  Autodesk, Inc.                                        10,017          430,230
  Cisco Systems, Inc. (A)                              304,197        5,207,853
  Comverse Technology Inc.                              78,946        2,099,174
  Corning Inc.                                          62,748        1,233,626
  Dell Inc.                                            112,593        3,376,664
  EMC Corp. (A)                                        111,492        1,518,521
  Fiserv Inc.                                           11,777          509,591
  Hewlett Packard Co.                                  137,035        3,923,312
  Intel Corp.                                          290,880        7,260,365
  International Business Machine                        80,687        6,632,471
  Jabil Circuit                                         44,049        1,633,777
  KLA-Tencor Corp.  (A)                                  9,143          451,024
  Lexmark International  (Class A)                       5,825          261,135
  Maxim Intergrated Products                            14,330          519,319
  Micron Technology, Inc.                               96,377        1,282,778
  Microsoft Corp.                                      426,737       11,159,172
  Motorola, Inc.                                       105,853        2,391,219
  Oracle Corp.                                         224,611        2,742,500
  Scientific-Atlanta, Inc. (A)                          47,811        2,059,220
  Sun Microsystems, Inc. (A)                           158,542          664,291
  Sybase, Inc. (A)                                      49,877        1,090,311
  Symantec Corp. (A)                                    58,493        1,023,627
  Texas Instruments Inc.                                90,528        2,903,233
  Thomas & Betts Corp. (A)                              41,654        1,747,802
  Waters Corp. (A)                                      27,164        1,026,799
  Xerox Corp. (A)                                      148,248        2,171,833
                                                                   ------------
                                                                     70,690,019
                                                                   ------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2005

                                                      NO. OF           FAIR
                                                      SHARES          VALUE
                                                    ----------     ------------
TELECOMMUNICATIONS (3.6%)
  AT&T, Inc.                                           170,577     $  4,177,431
  BellSouth Corp.                                       71,766        1,944,859
  CenturyTel, Inc.                                      52,301        1,734,301
  QUALCOMM, Inc.                                        66,861        2,880,372
  Sprint Corp.                                         126,022        2,943,874
  Verizon Communications                               122,389        3,686,357
                                                                   ------------
                                                                     17,367,194
                                                                   ------------
  TOBACCO (1.4%)
  Altria Group                                          92,199        6,889,109
                                                                   ------------

  TRANSPORTATION SERVICES (1.7%)
  Burlington Northern Santa Fe                          37,346        2,644,844
  CSX Corp.                                             34,293        1,741,056
  United Parcel Service (Class B)                       51,324        3,856,999
                                                                   ------------
                                                                      8,242,899
                                                                   ------------
  UNITED STATES AGENCY SECURITIES (0.6%)
  Fannie Mae                                            51,346        2,506,198
  Freddie Mac (A)                                        9,578          625,922
                                                                   ------------
                                                                      3,132,120
                                                                   ------------
  UTILITIES (1.2%)
  AES Corp. (A)                                        122,460        1,938,542
  Exelon Corp.                                          18,473          981,655
  National Fuel Gas Co.                                 11,814          368,479
  The Southern Co.                                      26,402          911,661
  TXU Corp.                                             34,744        1,743,801
                                                                   ------------
                                                                      5,944,138
                                                                   ------------

  TOTAL COMMON STOCKS
   (COST $415,067,353)                                              484,649,582
                                                                   ------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                    ----------
SHORT-TERM INVESTMENTS (0.7%)
COMMERCIAL PAPER (0.7%)
  Chesham FNC
    4.40% Due January 5, 2006                       $2,500,000        2,499,388
  UBS AG
    4.25% Due January 3, 2006                          708,000          708,000
                                                                   ------------

TOTAL SHORT-TERM
 INVESTMENTS (COST $3,206,249)                                     $  3,207,388
                                                                   ------------

TOTAL INVESTMENTS (100.1%)
 (COST $418,273,602) (B)                                            487,856,970
                                                                   ------------

Other Assets and Liabilities (-0.1%)                                   (675,147)
                                                                   ------------

TOTAL NET ASSETS (100.0%)                                          $487,181,823
                                                                   ============

NOTES

(A)   Non-income Producing Security.

(B) At December 31, 2005 net unrealized appreciation for all securities was $69,583,368. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $109,455,570 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $39,872,202.

                        See Notes to Financial Statements

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Contracts of
The Travelers Quality Bond Account for Variable Annuities

We have audited the accompanying statement of assets and liabilities of The Travelers Quality Bond Account for Variable Annuities (the "Fund"), including the statement of investments, as of December 31, 2005, and the related statement of operations and the statement of changes in net assets for the year then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Quality Bond Stock Account for Variable Annuities as of December 31, 2005, and the results of its operations and the changes in its net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
February 21, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of The Travelers Quality Bond Account for Variable Annuities:

We have audited the statement of changes in net assets of The Travelers Quality Bond Account for Variable Annuities as of December 31, 2004, and the selected per unit data and ratios for each of the years in the four-year period then ended. The statement of changes in net assets and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and selected per unit data and ratios referred to above of The Travelers Quality Bond Account for Variable Annuities as of December 31, 2004 present fairly, in all material respects, the financial position of the changes in its net assets for the year then ended, and the selected per unit data and ratios for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
February 17, 2005

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

ASSETS:
  Investment securities, at fair value (cost $88,560,810) ......    $ 87,876,148
  Cash .........................................................           1,148
  Receivables:
    Interest ...................................................       1,026,291
    Investment securities sold .................................         458,187
    Purchase payments and transfers from other funding options .          13,383
    Other ......................................................          13,168
                                                                    ------------

      Total Assets .............................................      89,388,325
                                                                    ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options .          48,815
    Investment management and advisory fees ....................           6,338
    Insurance charges ..........................................          23,104
  Accrued liabilities ..........................................             230
                                                                    ------------

      Total Liabilities ........................................          78,487
                                                                    ------------

NET ASSETS:                                                         $ 89,309,838
                                                                    ============

                        See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME:
  Interest ..........................................................                      $  4,132,299

EXPENSES:
  Investment management and advisory fees ...........................     $    304,936
  Insurance charges .................................................        1,112,436
                                                                          ------------

    Total expenses ..................................................                         1,417,372
                                                                                           ------------

      Net investment income (loss) ..................................                         2,714,927
                                                                                           ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ........................       64,172,164
    Cost of investment securities sold ..............................       63,495,627
                                                                          ------------

      Net realized gain (loss) ......................................                           676,537

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at December 31, 2005 .....................         (684,662)
    Unrealized gain (loss) at December 31, 2004 .....................        1,600,818
                                                                          ------------

      Net change in unrealized gain (loss) for the year .............                        (2,285,480)
                                                                                           ------------

        Net realized gain (loss) and change in unrealized gain (loss)                        (1,608,943)
                                                                                           ------------

Net increase (decrease) in net assets resulting from operations .....                      $  1,105,984
                                                                                           ============

                        See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                 2005              2004
                                                                                 ----              ----
OPERATIONS:
  Net investment income (loss) .........................................    $   2,714,927     $   3,027,366
  Net realized gain (loss) from investment security transactions .......          676,537           689,574
  Net change in unrealized gain (loss) on investment securities ........       (2,285,480)         (732,536)
                                                                            -------------     -------------

    Net increase (decrease) in net assets resulting from operations ....        1,105,984         2,984,404
                                                                            -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 549,821 and 662,081 units, respectively) ............        3,891,190         4,637,014
  Participant transfers from other funding options
    (applicable to 344,183 and 469,738 units, respectively) ............        2,460,450         3,286,010
  Administrative charges
    (applicable to 9,531 and 10,969 units, respectively) ...............          (68,911)          (77,235)
  Contract surrenders
    (applicable to 1,974,337 and 1,792,547 units, respectively) ........      (14,229,493)      (12,709,265)
  Participant transfers to other funding options
    (applicable to 626,782 and 1,092,374 units, respectively) ..........       (4,482,036)       (7,636,339)
  Other payments to participants
    (applicable to 70,419 and 111,228 units, respectively) .............         (512,351)         (793,229)
                                                                            -------------     -------------

  Net increase (decrease) in net assets resulting from unit transactions      (12,941,151)      (13,293,044)
                                                                            -------------     -------------

    Net increase (decrease) in net assets ..............................      (11,835,167)      (10,308,640)

NET ASSETS:
  Beginning of year ....................................................      101,145,005       111,453,645
                                                                            -------------     -------------

  End of year ..........................................................    $  89,309,838     $ 101,145,005
                                                                            =============     =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

      On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

      Based upon the recommendation of the Audit Committee for The Travelers Quality Bond Account for Variable Annuities ("Account QB"), the Board of Managers determined not to retain KPMG LLP ("KPMG") as Account QB's independent auditor, and voted to appoint Deloitte & Touche LLP as Account QB's independent auditor for the fiscal year ended December 31, 2005, effective July 1, 2005. During the two most recent fiscal years and through June 30, 2005, the date that the Board of Managers notified KPMG of their decision not to retain them as Account QB's auditor, KPMG's audit reports contained no adverse opinion or disclaimer of opinion: nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between Account QB and KPMG on the accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the disagreement in their reports.

      The Travelers Quality Bond Account for Variable Annuities ("Account QB") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding
      Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account QB, established on July 29, 1974, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

      The Travelers Asset Management International Company, LLC ("TAMIC"), an indirect wholly owned subsidiary of The Company, provides fixed income management and advisory services for Account QB.

      This report is prepared for the general information of contract owners and is not an offer of units of Account QB or shares of Account QB's underlying holdings. It should not be used in connection with any offer except in conjunction with the Prospectus for Account QB's product(s) offered by The Company.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by Account QB in the preparation of its financial statements.

      Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities, which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost, which approximates fair value.

      Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      Account QB may use interest rate futures contracts as a substitute for the purchase or sale of individual securities. When Account QB enters into a futures contract, it agrees to buy or sell specified debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account QB is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

      It is Account QB's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

      Futures contracts purchased by Account QB are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account QB holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the debt securities associated with the futures contract.

      When Account QB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account QB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account QB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account QB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account QB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account QB at December 31, 2005.

      The operations of Account QB form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account QB. Account QB is not taxed as a "regulated investment company" under Subchapter M of the Code.

      The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities) were $21,410,090 and $38,394,674, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $37,734,572 and $27,066,059, respectively, for the year ended December 31, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

4. CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account QB's average net assets. These fees are paid to TAMIC, an indirect wholly owned subsidiary of MetLife Inc. Pursuant to a sub-advisory agreement between TAMIC and Salomon Brothers Asset Management INC. ("SaBAM"), TAMIC pays SaBAM a sub-advisory fee calculated daily at an annual rate of 0.20% of Account QB's average net assets.

      The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)

      Below is a table displaying total M&E and rider charges with their associated products offered in this Separate Account. The table displays Standard (S) and Annual Step-Up (SU) death-benefit designations.

----------------------------------------------------------------------------------------------------------------------------
                                                     TRAVELERS QUALITY BOND ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
                                                                                                 Asset-based Charges
                                                                                          ----------------------------------
                                                                                                    Optional Feature
Total M&E and Rider Charges                     Dth                                                 ----------------  Total
                                                Ben  Product                                M&E          GMWB         Charge
----------------------------------------------------------------------------------------------------------------------------
Total M&E and Rider Charges 1.00%, 3.5% AIR      S   Universal Annuity (1)                 1.00%                      1.00%

Total M&E and Rider Charges 1.25%, 3.0% AIR      S   Universal Select Annuity              1.25%                      1.25%

Total M&E and Rider Charges 1.25%, 3.5% AIR      S   Universal Annuity (2)                 1.25%                      1.25%
                                                 S   Universal Annuity Advantage           1.25%                      1.25%

Total M&E and Rider Charges 1.40%, 3.0% AIR     SU   Universal Select Annuity              1.40%                      1.40%

Total M&E and Rider Charges 1.40%, 3.5% AIR     SU   Universal Annuity Advantage           1.40%                      1.40%

Total M&E and Rider Charges 1.65%, 3.0% AIR      S   Universal Select Annuity              1.25%         0.40%        1.65%

Total M&E and Rider Charges 1.65%, 3.5% AIR      S   Universal Annuity Advantage           1.25%         0.40%        1.65%

Total M&E and Rider Charges 1.80%, 3.0% AIR     SU   Universal Select Annuity              1.40%         0.40%        1.80%

Total M&E and Rider Charges 1.80%, 3.5% AIR     SU   Universal Annuity Advantage           1.40%         0.40%        1.80%
----------------------------------------------------------------------------------------------------------------------------

      (1)   Contracts issued prior to May 16, 1983

      (2)   Contracts issued on or after May 16, 1983

      For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

5. NET ASSETS HELD ON BEHALF OF AN AFFILIATE

      Approximately $98,000 and $105,000 of the net assets of Account QB were held on behalf of an affiliate of The Company as of December 31, 2005 and 2004, respectively. Transactions with this affiliate during the years ended December 31, 2005 and 2004, were comprised of participant purchase payments of approximately $0 and $4,000 and contract surrenders of approximately $8,000 and $18,000, for the years ended December 31, 2005 and 2004, respectively.

6. NET CONTRACT OWNERS' EQUITY

                                                                                 DECEMBER 31, 2005
                                                                     ------------------------------------------

                                                                                       UNIT
                                                                       UNITS          VALUE         NET ASSETS
                                                                     ---------       --------      ------------
Total M&E and Rider Charges 1.00%, 3.5% AIR ....................     3,377,642       $  7.610      $ 25,702,792
Total M&E and Rider Charges 1.25%, 3.5% AIR ....................     8,841,896          7.193        63,599,982
Total M&E and Rider Charges 1.25%, 3.0% AIR ....................         6,928          1.020             7,064
                                                                                                   ------------

Net Contract Owners' Equity ....................................                                   $ 89,309,838
                                                                                                   ============

      Assumed Interest Rate (AIR) is only applicable to contracts in the payout phase.

7. SUPPLEMENTARY INFORMATION
   (Selected data for a unit outstanding throughout each year.)

Total M&E and Rider Charges 1.00%, 3.5% AIR                                      FOR THE YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                                    2005          2004          2003          2002           2001
                                                                    ----          ----          ----          ----           ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $  .331       $  .321       $  .345       $  .381        $  .421
    Operating expenses ........................................      .100          .097          .093          .086           .089
                                                                  -------       -------       -------       -------        -------

    Net investment income (loss) ..............................      .231          .224          .252          .295           .332

    Unit value at beginning of year ...........................     7.507         7.281         6.674         6.608          6.335
    Net realized and change in unrealized gains (losses) ......     (.128)         .002          .355         (.229)         (.059)
                                                                  -------       -------       -------       -------        -------

    Unit value at end of year .................................   $ 7.610       $ 7.507       $ 7.281       $ 6.674        $ 6.608
                                                                  =======       =======       =======       =======        =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $   .10       $   .23       $   .61       $   .07        $   .27
    Ratio of operating expenses to average net assets .........      1.33%         1.33%         1.33%         1.33%          1.33%
    Ratio of net investment income (loss) to average net assets      3.07%         3.03%         3.58%         4.56%          4.99%
    Number of units outstanding at end of year (thousands) ....     3,378         3,717         4,207         4,684          5,194
    Portfolio turnover rate ...................................        70%           98%          139%          113%           166%

Total M&E and Rider Charges 1.25%, 3.5% AIR                                      FOR THE YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                                    2005          2004          2003          2002           2001
                                                                    ----          ----          ----          ----           ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $  .313       $  .304       $  .328       $  .363        $  .402
    Operating expenses ........................................      .112          .110          .105          .097           .101
                                                                  -------       -------       -------       -------        -------

    Net investment income (loss) ..............................      .201          .194          .223          .266           .301

    Unit value at beginning of year ...........................     7.113         6.917         6.356         6.309          6.063
    Net realized and change in unrealized gains (losses) ......     (.121)         .002          .338         (.219)         (.055)
                                                                  -------       -------       -------       -------        -------

    Unit value at end of year .................................   $ 7.193       $ 7.113       $ 6.917       $ 6.356        $ 6.309
                                                                  =======       =======       =======       =======        =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $   .08       $   .20       $   .56       $   .05        $   .25
    Ratio of operating expenses to average net assets .........      1.57%         1.57%         1.57%         1.57%          1.57%
    Ratio of net investment income (loss) to average net assets      2.82%         2.78%         3.33%         4.31%          4.74%
    Number of units outstanding at end of year (thousands) ....     8,842        10,296        11,682        12,733         15,116
    Portfolio turnover rate ...................................        70%           98%          139%          113%           166%

   (Selected data for a unit outstanding throughout each period.)

                                                                                FROM APRIL 1, 2005
Total M&E and Rider Charges 1.25%, 3.0% AIR                                    (INCEPTION DATE) TO
                                                                                DECEMBER 31, 2005
                                                                               -------------------
SELECTED PER UNIT DATA:
    Total investment income ....................................               $              .034
    Operating expenses .........................................                              .012
                                                                               -------------------

    Net investment income (loss) ...............................                              .022

    Unit value at beginning of period ..........................                             1.003
    Net realized and change in unrealized gains (losses) .......                             (.005)
                                                                               -------------------

    Unit value at end of year ..................................               $             1.020
                                                                               ===================

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ......................               $               .02
    Ratio of operating expenses to average net assets* .........                              1.57%
    Ratio of net investment income (loss) to average net assets*                              2.88%
    Number of units outstanding at end of year (thousands) .....                                 7
    Portfolio turnover rate ....................................                                70%

*     Annualized

8. SUBSEQUENT EVENT

      The Company filed a combined prospectus and proxy statement on Form N-14 with the Securities and Exchange Commission on January 18, 2006, regarding Account QB. If the proxy vote is favorable, Account QB will be reorganized and restructured as a sub-account of The Travelers Fund U for Variable Annuities which will invest in the BlackRock Bond Income Portfolio of the Metropolitan Series Fund, Inc.

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES
                               SUMMARY OF HOLDINGS
                                DECEMBER 31, 2005

                                                                      % of net
                                                                       assets
                                                                    ------------
BONDS
  Collateralized Mortgage Obligations...............................        9.7
  Banking...........................................................        7.5
  Finance...........................................................        7.0
  Utilities.........................................................        4.3
  Real Estate.......................................................        4.2
  Brokerage.........................................................        4.0
  United States Agency Securities...................................        3.8
  Conglomerates.....................................................        3.3
  Multimedia........................................................        2.9
  Asset Backed Securities...........................................        2.6
  Media Cable.......................................................        2.2
  Telecommunications................................................        1.9
  Pharmaceuticals...................................................        1.3
  Food..............................................................        1.2
  Beverage..........................................................        1.2
  Supermarkets......................................................        1.1
  Insurance.........................................................        1.1
  Independent Energy................................................        1.1
  Tobacco...........................................................        1.0
  Electric Utilities................................................        1.0
  Technology........................................................        0.9
  Natural Gas Distribution..........................................        0.9
  Automotive........................................................        0.9
  Defense...........................................................        0.8
  Healthcare........................................................        0.5
  Metals............................................................        0.4
  Building Materials................................................        0.4
  Paper.............................................................        0.2
  Natural Gas Pipeline..............................................        0.2
  Machinery.........................................................        0.2
                                                                      ---------
  TOTAL BONDS.......................................................       67.8
                                                                      ---------

UNITED STATES GOVERNMENT SECURITIES
  United States Government Securities...............................       25.8
                                                                      ---------

SHORT TERM INVESTMENTS
  Commercial Paper..................................................        4.8
                                                                      ---------

TOTAL INVESTMENTS...................................................       98.4
                                                                      ---------

  Other Assets and liabilities......................................        1.6
                                                                      ---------

TOTAL NET ASSETS....................................................      100.0
                                                                      =========

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2005

                                                                                                    PRINCIPAL          FAIR
                                                                                                      AMOUNT           VALUE
                                                                                                    ----------      ------------
BONDS (67.8%)

ASSET BACKED SECURITIES (2.6%)
  CA Infrastructure, 6.42% Debentures, 2008.................................................        $  228,892      $    230,767
  Chase Funding Mortgage Loan Asset Backed Security Certificate, 5.83% Debentures, 2032.....           500,000           504,022
  Chase Issuance Trust, 4.23% Debentures, 2013..............................................           500,000           488,694
  Discover Card Mt, 6.05% Debentures, 2008..................................................         1,100,000         1,102,579
                                                                                                                    ------------
                                                                                                                       2,326,062
                                                                                                                    ------------
AUTOMOTIVE (0.9%)
  Daimler Chrysler NA Holdings, 7.30% Debentures, 2012......................................           700,000           756,228
  Ford Motor Co., 7.45% Debentures, 2031....................................................           100,000            68,500
                                                                                                                    ------------
                                                                                                                         824,728
                                                                                                                    ------------
BANKING (7.5%)
  ABN AMRO Holdings ADS, 4.39% Debentures, 2007.............................................           920,000           920,928
  Bank of America Corp., 5.38% Debentures, 2007.............................................           600,000           610,934
  Capital One Bank, 5.00% Debentures, 2009..................................................           620,000           617,834
  Capital One Bank, 5.50% Debentures, 2015..................................................           200,000           199,191
  HSBC Bank USA, 5.88% Debentures, 2034.....................................................           400,000           404,982
  Huntington National Bank, 4.65% Debentures, 2009..........................................           400,000           397,646
  JP Morgan Chase & Co., 5.25% Debentures, 2015.............................................           200,000           199,280
  Royal Bank of Scotland Capital Trust, 4.71% Debentures, Perpetual.........................           300,000           285,573
  Royal Bank of Scotland PLC, 5.05% Debentures, 2015........................................           400,000           397,821
  U.S. Bancorp NA MN, 2.87% Debentures, 2007................................................         1,000,000           978,723
  U.S. Bancorp NA MN, 4.95% Debentures, 2014................................................           200,000           198,248
  Wachovia Corp. NA, 4.64% Debentures, 2014.................................................           700,000           707,433
  Wachovia Corp. NA, 4.80% Debentures, 2014.................................................           300,000           291,677
  Washington Mutual Bank, 5.13% Debentures, 2015............................................           500,000           489,395
                                                                                                                    ------------
                                                                                                                       6,699,665
                                                                                                                    ------------
BEVERAGE (1.2%)
  Pepsi Bottling Group, 4.63% Debentures, 2012..............................................           400,000           394,949
  PepsiAmericas, Inc., 4.88% Debentures, 2015...............................................           700,000           691,359
                                                                                                                    ------------
                                                                                                                       1,086,308
                                                                                                                    ------------
BROKERAGE (4.0%)
  Goldman Sachs Group Inc., 5.25% Debentures, 2013..........................................         1,100,000         1,101,474
  Lehman Brothers Holdings Inc., 4.80% Debentures, 2014.....................................           700,000           684,617
  Merrill Lynch & Co. Inc., 4.13% Debentures, 2009..........................................           400,000           388,444
  Merrill Lynch & Co. Inc., 4.25% Debentures, 2010..........................................           400,000           389,450
  Merrill Lynch & Co. Inc., 5.00% Debentures, 2015..........................................           400,000           394,700
  Morgan Stanley, 5.05% Debentures, 2011....................................................           600,000           600,840
                                                                                                                    ------------
                                                                                                                       3,559,525
                                                                                                                    ------------
BUILDING MATERIALS (0.4%)
  D.R. Horton, 5.25% Debentures, 2015.......................................................           400,000           376,456
                                                                                                                    ------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2005

                                                                                                    PRINCIPAL          FAIR
                                                                                                      AMOUNT           VALUE
                                                                                                    ----------      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (9.7%)
  Bank of America Commercial Mortgage Inc. , 4.87% Debentures, 2042..........................       $1,400,000      $  1,359,264
  Commercial Martgage Pass, 5.17% Debentures, 2044...........................................          750,000           748,403
  Credit Suisse First Boston Commercial Mortgage Corp., 4.89% Debentures, 2037...............          220,000           213,671
  Credit Suisse First Boston Corp., 3.88% Debentures, 2009...................................          500,000           485,717
  Credit Suisse First Boston Corp., 6.13% Debentures, 2011...................................          300,000           315,310
  JP Morgan Chase & Co. Commercial Mortgage, 4.78% Debentures, 2042..........................        3,000,000         2,906,481
  JP Morgan Chase & Co. Commercial Mortgage, 4.92% Debentures, 2042..........................        1,600,000         1,557,710
  JP Morgan Chase & Co. Commercial Mortgage, 5.00% Debentures, 2042..........................          500,000           492,176
  JP Morgan Chase & Co. Commercial Mortgage, 5.00% Debentures, 2042..........................          580,000           569,222
                                                                                                                    ------------
                                                                                                                       8,647,954
                                                                                                                    ------------
CONGLOMERATES (3.3%)
  Berskshire Hathaway, Inc., 4.40% Debentures, 2008..........................................          200,000           200,152
  Berskshire Hathaway, Inc., 4.75% Debentures, 2012..........................................          400,000           395,953
  General Electric Co., 5.00% Debentures, 2013...............................................        1,300,000         1,301,242
  Tyco International Ltd., 6.13% Debentures, 2008............................................        1,000,000         1,021,431
                                                                                                                    ------------
                                                                                                                       2,918,778
                                                                                                                    ------------
DEFENSE (0.8%)
  Northrop Grumman Corp., 4.08% Debentures, 2006.............................................          600,000           595,490
  Northrop Grumman Corp., 7.13% Debentures, 2011.............................................          100,000           109,087
                                                                                                                    ------------
                                                                                                                         704,577
                                                                                                                    ------------
ELECTRIC UTILITIES (1.0%)
  Dominion Resources Inc., 5.25% Debentures, 2033............................................          400,000           392,879
  PSEG Energy Holdings, 8.63% Debentures, 2008...............................................          450,000           470,250
                                                                                                                    ------------
                                                                                                                         863,129
                                                                                                                    ------------
FINANCE (7.0%)
  AIG SunAmerica Global Financials, 5.85% Debentures, 2008 (A)...............................          500,000           510,819
  American General Financial Corp., 3.88% Debentures, 2009...................................          900,000           862,738
  Caterpillar Financial Services Corp., 4.70% Debentures, 2012...............................          800,000           793,266
  Countrywide Financial Corp., 4.50% Debentures, 2010........................................          400,000           388,658
  Countrywide Home Loan, 4.00% Debentures, 2011..............................................          710,000           668,838
  Ford Motor Credit Co., 5.70% Debentures, 2010..............................................          100,000            85,079
  Ford Motor Credit Co., 6.88% Debentures, 2006..............................................        1,000,000           997,869
  Glencore Funding LLC, 6.00% Debentures, 2014 (A)...........................................          300,000           282,612
  Household Financial Corp., 6.38% Debentures, 2011..........................................        1,400,000         1,481,696
  Rabobank Capital Fund Trust III, 5.25% Debentures, Perpetual (A)...........................          200,000           196,504
                                                                                                                    ------------
                                                                                                                       6,268,079
                                                                                                                    ------------
FOOD (1.2%)
  Fred Meyer Inc., 7.45% Debentures, 2008....................................................        1,000,000         1,042,498
                                                                                                                    ------------

HEALTHCARE (0.5%)
  Wellpoint, Inc., 6.80% Debentures, 2012....................................................          400,000           436,985
                                                                                                                    ------------

INDEPENDENT ENERGY (1.1%)
  Anadarko Financial Co., 6.75% Debentures, 2011.............................................          400,000           433,259
  Devon Energy Corp., 6.88% Debentures, 2011.................................................          500,000           547,570
                                                                                                                    ------------
                                                                                                                         980,829
                                                                                                                    ------------
INSURANCE (1.1%)
  GE Global Insurnace, 7.00% Debentures, 2026................................................          100,000           112,733
  Massmutual Global Funding, 2.55% Debentures, 2008 (A)......................................          900,000           850,259
                                                                                                                    ------------
                                                                                                                         962,992
                                                                                                                    ------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2005

                                                                                                    PRINCIPAL          FAIR
                                                                                                      AMOUNT           VALUE
                                                                                                    ----------      ------------
MACHINERY (0.2%)
  Cooper Cameron Corp. , 2.65% Debentures, 2007..............................................       $  200,000      $    193,432
                                                                                                                    ------------

MEDIA CABLE (2.2%)
  Comcast Cable Communications, 8.50% Debentures, 2027.......................................          500,000           615,037
  Cox Communications Inc., 7.13% Debentures, 2012............................................          800,000           858,331
  Liberty Media Corp., 5.99% Debentures, 2006................................................          484,000           487,417
                                                                                                                    ------------
                                                                                                                       1,960,785
                                                                                                                    ------------
METALS (0.4%)
  Phelps Dodge Corp., 8.75% Debentures, 2011.................................................          300,000           345,325
                                                                                                                    ------------

MULTIMEDIA (2.9%)
  Clear Channel Communications Inc., 4.40% Debentures, 2011..................................          200,000           186,265
  Time Warner Inc., 6.15% Debentures, 2007...................................................        2,400,000         2,430,547
                                                                                                                    ------------
                                                                                                                       2,616,812
                                                                                                                    ------------
NATURAL GAS DISTRIBUTION (0.9%)
  Duke Capital LLC, 4.33% Debentures, 2006...................................................          400,000           397,298
  Southern California Gas Co., 4.38% Debentures, 2011........................................          400,000           389,659
                                                                                                                    ------------
                                                                                                                         786,957
                                                                                                                    ------------
NATURAL GAS PIPELINE (0.2%)
  Consolidated Natural Gas Co., 5.00% Debentures, 2014.......................................          200,000           194,379
                                                                                                                    ------------

PAPER (0.2%)
  International Paper, 5.30% Debentures, 2015................................................          200,000           192,975
                                                                                                                    ------------

PHARMACEUTICALS (1.3%)
  Wyeth, 5.50% Debentures, 2014..............................................................        1,200,000         1,217,510
                                                                                                                    ------------

REAL ESTATE (4.2%)
  Health Retirement Properties, 6.25% Debentures, 2016.......................................          300,000           306,301
  iStar Financial, 6.00% Debentures, 2010....................................................          440,000           447,264
  Kimco Reality, 4.45% Debentures, 2006......................................................          100,000           100,106
  Nationwide Health Properties Inc., 6.90% Debentures, 2037..................................        2,100,000         2,248,487
  Simon Property Group, Inc., 4.60% Debentures, 2010.........................................          200,000           195,164
  Simon Property Group, Inc., 5.10% Debentures, 2015.........................................          200,000           193,788
  Avalonbay Communties, Inc., 4.95% Debentures, 2013.........................................          100,000            98,028
  Colonial Realty LP, 4.75% Debentures, 2010.................................................          200,000           194,989
                                                                                                                    ------------
                                                                                                                       3,784,127
                                                                                                                    ------------
SUPERMARKETS (1.1%)
  Delhaize America, Inc., 9.00% Debentures, 2031.............................................          200,000           236,124
  Safeway Inc., 6.50% Debentures, 2011.......................................................          700,000           725,645
                                                                                                                    ------------
                                                                                                                         961,769
                                                                                                                    ------------
TECHNOLOGY (0.9%)
  Computer Associates International, 5.00% Debentures, 2009 (A)..............................          800,000           780,778
                                                                                                                    ------------

TELECOMMUNICATIONS (1.9%)
  AT&T Inc., 6.45% Debentures, 2034..........................................................          400,000           417,611
  Deutsche Telecomm International Financial, 8.25% Debentures, 2030..........................          200,000           255,133
  Sprint Capital Corp., 6.13% Debentures, 2008...............................................          720,000           740,867
  Telecom Italia S.p.A., 4.00% Debentures, 2010..............................................          300,000           285,995
                                                                                                                    ------------
                                                                                                                       1,699,606
                                                                                                                    ------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2005

                                                                                                    PRINCIPAL          FAIR
                                                                                                      AMOUNT           VALUE
                                                                                                    ----------      ------------
TOBACCO (1.0%)
  Altria Group, 5.63% Debentures, 2008.......................................................       $  900,000      $    912,921
                                                                                                                    ------------

UNITED STATES AGENCY SECURITIES (3.8%)
  Fannie Mae, 1.75% Debentures, 2006.........................................................        1,300,000         1,283,658
  Fannie Mae, 4.00% Debentures, 2007.........................................................        1,400,000         1,388,814
  Freddie Mac, 2.90% Debentures, 2019........................................................          700,000           697,910
                                                                                                                    ------------
                                                                                                                       3,370,382
                                                                                                                    ------------
UTILITIES (4.3%)
  Kinder Morgan , 5.13% Debentures, 2014.....................................................          200,000           195,947
  Pepco Holdings, 5.50% Debentures, 2007.....................................................        1,600,000         1,610,298
  SP Powerassets Ltd., 5.00% Debentures, 2013 (A)............................................          900,000           900,739
  Xcel Energy Inc., 3.40% Debentures, 2008...................................................        1,200,000         1,157,155
                                                                                                                    ------------
                                                                                                                       3,864,139
                                                                                                                    ------------

TOTAL BONDS
  (COST $61,069,487).........................................................................                         60,580,462
                                                                                                                    ------------

UNITED STATES GOVERNMENT SECURITIES (25.8%)
  United States of America Treasury, 2.75% Debentures, 2007..................................        2,400,000         2,338,690
  United States of America Treasury, 2.88% Debentures, 2006..................................        3,000,000         2,959,338
  United States of America Treasury, 3.88% Debentures, 2010..................................          100,000            98,137
  United States of America Treasury, 4.00% Debentures, 2007..................................        8,000,000         7,949,376
  United States of America Treasury, 4.13% Debentures, 2008..................................        7,500,000         7,461,038
  United States of America Treasury, 4.25% Debentures, 2015..................................          300,000           296,215
  United States of America Treasury, 4.50% Debentures, 2015..................................        1,800,000         1,815,329
  United States of America Treasury, 5.25% Debentures, 2029..................................          100,000           109,152
                                                                                                                    ------------

TOTAL UNITED STATES GOVERNMENT SECURITIES
  (COST $23,224,407).........................................................................                         23,027,275
                                                                                                                    ------------

SHORT TERM INVESTMENTS (4.8%)
COMMERCIAL PAPER (4.8%)
  Amsterdam Funding Corp.
    4.43% due January 10, 2006...............................................................        3,000,000         2,997,411
  Chesham FNC
    4.31% due January 3, 2006................................................................        1,271,000         1,271,000
                                                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
  (COST $4,266,916) .........................................................................                          4,268,411
                                                                                                                    ------------

TOTAL INVESTMENTS (98.4%)
  (COST $88,560,810) (B).....................................................................                         87,876,148
                                                                                                                    ------------

  Other Assets and liabilities (1.6%) .......................................................                          1,433,690
                                                                                                                    ------------

  TOTAL NET ASSETS (100.0%) .................................................................                       $ 89,309,838
                                                                                                                    ============

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2005

NOTES

(A) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2005, The Travelers Quality Bond Account for Variable Annuities held 3.9of its net assets, with a current market value of $3,521,711, in securities restricted as to resale.

(B) At December 31, 2005 net unrealized depreciation for all securities was $684,662. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $638,766 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $1,323,428.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Contracts of
The Travelers Money Market Account for Variable Annuities

We have audited the accompanying statement of assets and liabilities of The Travelers Money Market Account for Variable Annuities (the "Fund"), including the statement of investments, as of December 31, 2005, and the related statement of operations and the statement of changes in net assets for the year then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Money Market Account for Variable Annuities as of December 31, 2005, and the results of its operations and the changes in its net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
February 21, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of The Travelers Money Market Account for Variable Annuities:

We have audited the statement of changes in net assets of The Travelers Money Market Account for Variable Annuities as of December 31, 2004, and the selected per unit data and ratios for each of the years in the four-year period then ended. The statement of changes in net assets and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and selected per unit data and ratios referred to above of The Travelers Money Market Account for Variable Annuities as of December 31, 2004 present fairly, in all material respects, the changes in its net assets for the year then ended, and the selected per unit data and ratios for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
February 17, 2005

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

ASSETS:
  Investment securities, at fair value (cost $62,899,267) ......    $ 62,920,420
    Interest ...................................................          10,811
    Purchase payments and transfers from other funding options .          85,442
  Other assets .................................................             538
                                                                    ------------

      Total Assets .............................................      63,017,211
                                                                    ------------

LIABILITIES:
  Cash overdraft ...............................................          10,081
  Payables:
    Contract surrenders and transfers to other funding options .         200,567
    Investment management and advisory fees ....................           4,457
    Insurance charges ..........................................          17,230
  Accrued liabilities ..........................................              81
                                                                    ------------

      Total Liabilities ........................................         232,416
                                                                    ------------

NET ASSETS:                                                         $ 62,784,795
                                                                    ============

                        See Notes to Financial Statements

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME:
    Interest ........................................................                      $  2,153,924

EXPENSES:
  Investment management and advisory fees ...........................     $    212,576
  Insurance charges .................................................          821,744
                                                                          ------------

    Total expenses ..................................................                         1,034,320
                                                                                           ------------

      Net investment income (loss) ..................................                         1,119,604
                                                                                           ------------

    Net increase (decrease) in net assets resulting from operations .                      $  1,119,604
                                                                                           ============

                        See Notes to Financial Statements

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                   2005              2004
                                                                                   ----              ----
OPERATIONS:
  Net investment income (loss) ...........................................    $   1,119,604     $    (160,977)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from operations ......        1,119,604          (160,977)
                                                                              -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 2,798,716 and 2,876,976 units, respectively) ..........        7,482,539         7,848,289
  Participant transfers from other funding options
    (applicable to 10,197,608 and 15,177,654 units, respectively) ........       27,975,725        41,410,773
  Administrative charges
    (applicable to 32,130 and 36,552 units, respectively) ................          (87,375)          (99,678)
  Contract surrenders
    (applicable to 5,454,662 and 7,406,612 units, respectively) ..........      (14,979,137)      (20,205,133)
  Participant transfers to other funding options
    (applicable to 9,209,129 and 18,609,573 units, respectively) .........      (25,274,908)      (50,776,513)
  Other payments to participants
    (applicable to 119,424 and 89,026 units, respectively) ...............         (328,813)         (244,258)
                                                                              -------------     -------------

  Net increase (decrease) in net assets resulting from unit transactions .       (5,211,969)      (22,066,520)
                                                                              -------------     -------------

    Net increase (decrease) in net assets ................................       (4,092,365)      (22,227,497)

NET ASSETS:
  Beginning of year ......................................................       66,877,160        89,104,657
                                                                              -------------     -------------

  End of year ............................................................    $  62,784,795     $  66,877,160
                                                                              =============     =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

      On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

      Based upon the recommendation of the Audit Committee for The Travelers Money Market Account for Variable Annuities ("Account MM"), the Board of Managers determined not to retain KPMG LLP ("KPMG") as Account MM's independent auditor, and voted to appoint Deloitte & Touche LLP as Account MM's independent auditor for the fiscal year ended December 31, 2005, effective July 1, 2005. During the two most recent fiscal years and through June 30, 2005, the date that the Board of Managers notified KPMG of their decision not to retain them as Account MM's auditor, KPMG's audit reports contained no adverse opinion or disclaimer of opinion: nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between Account MM and KPMG on the accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the disagreement in their reports.

      Account MM is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account MM, established on December 29, 1981, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

      The Travelers Asset Management International Company, LLC ("TAMIC"), an indirect wholly owned subsidiary of The Company, provides fixed income management and advisory services for Account MM.

      This report is prepared for the general information of contract owners and is not an offer of units of Account MM or shares of Account MM's underlying holdings. It should not be used in connection with any offer except in conjunction with the Prospectus for Account MM's product(s) offered by The Company.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by Account MM in the preparation of its financial statements.

      Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      When Account MM enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account MM plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account MM securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account MM monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account MM's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account MM at December 31, 2005.

      The operations of Account MM form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account MM. Account MM is not taxed as a "regulated investment company" under Subchapter M of the Code.

      The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account MM's average net assets. These fees are paid to TAMIC, an indirect wholly owned subsidiary of MetLife Inc. Pursuant to a sub-advisory agreement between TAMIC and Salomon Brothers Asset Management Inc. ("SaBAM"), TAMIC pays SaBAM a sub-advisory fee calculated daily at annual rates which start at 0.15% and decrease, as net assets increase, to 0.075% of Account MM's average net assets.

      The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)

      Below is a table displaying Total M&E and Rider Charges with their associated products offered in this Separate Account . The table displays Standard (S) and Annual Step-Up (SU) death-benefit designations.

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRAVELERS MONEY MARKET ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                  Asset-based Charges
                                                                                            ---------------------------------
                                                                                                    Optional Feature
           Total M&E and Rider Charges              Dth                                             ----------------   Total
                                                    Ben   Product                            M&E          GMWB         Charge
-----------------------------------------------------------------------------------------------------------------------------
Total M&E and Rider Charges 1.00%, 3.5% AIR          S    Universal Annuity (1)             1.00%                      1.00%

Total M&E and Rider Charges 1.25%, 3.0% AIR          S    Universal Select Annuity          1.25%                      1.25%

Total M&E and Rider Charges 1.25%, 3.5% AIR          S    Universal Annuity (2)             1.25%                      1.25%
                                                     S    Universal Annuity Advantage       1.25%                      1.25%

Total M&E and Rider Charges 1.40%, 3.0% AIR         SU    Universal Select Annuity          1.40%                      1.40%

Total M&E and Rider Charges 1.40%, 3.5% AIR         SU    Universal Annuity Advantage       1.40%                      1.40%

Total M&E and Rider Charges 1.65%, 3.0% AIR          S    Universal Select Annuity          1.25%        0.40%         1.65%

Total M&E and Rider Charges 1.65%, 3.5% AIR          S    Universal Annuity Advantage       1.25%        0.40%         1.65%

Total M&E and Rider Charges 1.80%, 3.0% AIR         SU    Universal Select Annuity          1.40%        0.40%         1.80%

Total M&E and Rider Charges 1.80%, 3.5% AIR         SU    Universal Annuity Advantage       1.40%        0.40%         1.80%
-----------------------------------------------------------------------------------------------------------------------------

(1)   Contracts issued prior to May 16, 1983

(2)   Contracts issued on or after May 16, 1983

      For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      The  Company  assesses  a  5%  contingent   deferred  sales  charge  if  a
      participant's purchase payment is surrendered within five years of its payment date.

4. NET ASSETS HELD ON BEHALF OF AN AFFILIATE

      Approximately $392,000 and $1,060,000 of the net assets of Account MM were held on behalf of an affiliate of The Company as of December 31, 2005 and 2004, respectively. Transactions with this affiliate during the years ended December 31, 2005 and 2004, were comprised of participant purchase payments of approximately $69,000 and $515,000 and contract surrenders of approximately $745,000 and $638,000, respectively.

5.  NET CONTRACT OWNERS' EQUITY

                                                                            DECEMBER 31, 2005
                                                               -----------------------------------------

                                                                                 UNIT
                                                                   UNITS         VALUE       NET ASSETS
                                                               ----------      --------     ------------
Total M&E and Rider Charges 1.00%, 3.5% AIR ...............        20,033      $  2.936     $     58,818
Total M&E and Rider Charges 1.25%, 3.5% AIR ...............    22,559,275         2.776       62,611,094
Total M&E and Rider Charges 1.40%, 3.5% AIR ...............         8,738         1.017            8,883
Total M&E and Rider Charges 1.25%, 3.0% AIR ...............       103,128         1.019          105,036
Total M&E and Rider Charges 1.40%, 3.0% AIR ...............           948         1.017              964
                                                                                            ------------

Net Contract Owners' Equity ...............................                                 $ 62,784,795
                                                                                            ============

      Assumed Interest Rate (AIR) is only applicable to contracts in the payout phase.

6. SUPPLEMENTARY INFORMATION
   (Selected data for a unit outstanding throughout each year.)

Total M&E and Rider Charges 1.00%, 3.5% AIR                                      FOR THE YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                                    2005          2004          2003          2002           2001
                                                                    ----          ----          ----          ----           ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $  .095       $  .040       $  .033       $  .051        $  .120
    Operating expenses ........................................      .038          .038          .038          .038           .037
                                                                  -------       -------       -------       -------        -------

    Net investment income (loss) ..............................      .057          .002         (.005)         .013           .083

    Unit value at beginning of year ...........................     2.879         2.877         2.882         2.869          2.786
                                                                  -------       -------       -------       -------        -------

    Unit value at end of year .................................   $ 2.936       $ 2.879       $ 2.877       $ 2.882        $ 2.869
                                                                  =======       =======       =======       =======        =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $   .06       $   .00       $  (.01)      $   .01        $   .08
    Ratio of operating expenses to average net assets .........      1.33%         1.33%         1.33%         1.33%          1.33%
    Ratio of net investment income (loss) to average net assets      1.93%         0.07%        (0.16)%        0.46%          2.89%
    Number of units outstanding at end of year (thousands) ....        20            26            39            49             60

Total M&E and Rider Charges 1.25%, 3.5% AIR                                      FOR THE YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                                    2005          2004          2003          2002           2001
                                                                    ----          ----          ----          ----           ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $  .090       $  .038       $  .032       $  .048        $  .114
    Operating expenses ........................................      .042          .043          .043          .043           .042
                                                                  -------       -------       -------       -------        -------

    Net investment income (loss) ..............................      .048         (.005)        (.011)         .005           .072

    Unit value at beginning of year ...........................     2.728         2.733         2.744         2.739          2.667
                                                                  -------       -------       -------       -------        -------

    Unit value at end of year .................................   $ 2.776       $ 2.728       $ 2.733       $ 2.744        $ 2.739
                                                                  =======       =======       =======       =======        =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $   .05       $  (.01)      $  (.01)      $   .01        $   .07
    Ratio of operating expenses to average net assets .........      1.57%         1.57%         1.57%         1.57%          1.57%
    Ratio of net investment income (loss) to average net assets      1.68%        (0.18)%       (0.41)%        0.21%          2.64%
    Number of units outstanding at end of year (thousands) ....    22,559        24,485        32,559        50,702         63,430

   (Selected data for a unit outstanding throughout each period.)

                                                                              FROM OCTOBER 24, 2005
Total M&E and Rider Charges 1.40%, 3.5% AIR                                    (INCEPTION DATE) TO
                                                                                DECEMBER 31, 2005
                                                                              ---------------------
SELECTED PER UNIT DATA:
    Total investment income ....................................               $              .008
    Operating expenses .........................................                              .003
                                                                               -------------------

    Net investment income (loss) ...............................                              .005

    Unit value at beginning of period ..........................                             1.012
                                                                               -------------------

    Unit value at end of year ..................................               $             1.017
                                                                               ===================

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ......................               $               .01
    Ratio of operating expenses to average net assets* .........                              1.72%
    Ratio of net investment income (loss) to average net assets*                              2.41%
    Number of units outstanding at end of year (thousands) .....                                 9

                                                                                                   FROM DECEMBER 28, 2004
                                                                             FOR THE YEAR ENDED      (INCEPTION DATE) TO
Total M&E and Rider Charges 1.25%, 3.0% AIR                                      DECEMBER 31,         DECEMBER 31, 2004
                                                                             ------------------    ----------------------
                                                                                    2005
SELECTED PER UNIT DATA:
    Total investment income ....................................                $        .033            $          --
    Operating expenses .........................................                         .015                       --
                                                                                -------------            -------------

    Net investment income (loss) ...............................                         .018                       --

    Unit value at beginning of period ..........................                        1.001                    1.001

    Unit value at end of year ..................................                $       1.019            $       1.001
                                                                                =============            =============

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ......................                $         .02            $          --
    Ratio of operating expenses to average net assets ..........                         1.57%                    1.57% *
    Ratio of net investment income (loss) to average net assets*                         1.68%                    0.74% *
    Number of units outstanding at end of year (thousands) .....                          103                       -- **

*     Annualized
**    Unit Balance rounds to less than 1,000 Units

   (Selected data for a unit outstanding throughout each period.)

                                                                              FROM DECEMBER 20, 2005
Total M&E and Rider Charges 1.40%, 3.0% AIR                                    (INCEPTION DATE) TO
                                                                                DECEMBER 31, 2005
                                                                              ----------------------
SELECTED PER UNIT DATA:
    Total investment income ....................................               $              .002
    Operating expenses .........................................                                --
                                                                               -------------------

    Net investment income (loss) ...............................                              .002

    Unit value at beginning of period ..........................                             1.015
                                                                               -------------------

    Unit value at end of year ..................................               $             1.017
                                                                               ===================

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ......................               $               .00
    Ratio of operating expenses to average net assets* .........                              1.72%
    Ratio of net investment income (loss) to average net assets*                              2.62%
    Number of units outstanding at end of year (thousands) .....                                 1

* Annualized

7. SUBSEQUENT EVENT

      The Company filed a combined prospectus and proxy statement on Form N-14 with the Securities and Exchange Commission on January 18, 2006, regarding Account MM. If the proxy vote is favorable, Account MM will be reorganized and restructured as a sub-account of The Travelers Fund U for Variable Annuities which will invest in the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                               SUMMARY OF HOLDINGS
                                DECEMBER 31, 2005

                                                                     % OF NET
                                                                      ASSETS
                                                                 ---------------

SHORT-TERM INVESTMENTS
  Commercial Paper.............................................           100.2
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS...................................           100.2
                                                                 ---------------

TOTAL INVESTMENTS..............................................           100.2
                                                                 ---------------

                                                                 ---------------
  Other Assets and Liabilities.................................            (0.2)
                                                                 ---------------

TOTAL NET ASSETS...............................................           100.0
                                                                 ===============

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2005

                                                                                          PRINCIPAL             FAIR
                                                                                           AMOUNT               VALUE
                                                                                        ------------        ------------
SHORT-TERM INVESTMENTS (100.2%)

COMMERCIAL PAPER (100.2%)
  Abbey National North America, 4.33% Due January 4, 2006.......................        $  3,000,000        $  2,999,637
  American Express Credit Corp., 4.34% Due January 25, 2006.....................           3,000,000           2,992,098
  Atlass Commercial Paper, 4.40% Due January 31, 2006...........................           2,365,000           2,356,961
  BDX Commercial Paper, 4.33% Due January 23, 2006..............................           2,000,000           1,995,208
  DRS Financial, 4.37% Due January 9, 2006......................................           3,000,000           2,997,825
  Gannett Co Inc, 4.33% Due January 18, 2006....................................           3,000,000           2,994,600
  General Electric Capital , 4.32% Due January 13, 2006.........................           3,000,000           2,996,409
  Goldman Sachs Group, Inc., 4.34% Due January 9, 2006..........................           3,000,000           2,997,825
  Govcir, 4.35% Due January 18, 2006............................................           3,000,000           2,994,600
  Hannover Funding Co LLC, 4.42% Due January 30, 2006...........................           3,000,000           2,990,124
  HSBC Finance Corperation, 4.44% Due February 2, 2006..........................           3,000,000           2,989,224
  KFWPP, 4.33% Due January 26, 2006.............................................           3,000,000           2,991,798
  Kochi Commercial Paper, 4.34% Due January 27, 2006............................           3,000,000           2,991,381
  Oldline Commercial Paper, 4.35% Due January 17, 2006..........................           3,000,000           2,994,876
  Ormllc, 4.40% Due January 19, 2006............................................           3,000,000           2,994,153
  PHPP Commercial Paper, 4.34% Due January 10, 2006.............................           2,928,000           2,925,523
  Rabobank USA Financial Corp., 4.34% Due January 5, 2006.......................           3,000,000           2,999,280
  Societe Generale , 4.34% Due January 10, 2006.................................           3,000,000           2,997,480
  TDH USA, 4.35% Due January 23, 2006...........................................           3,000,000           2,992,863
  Ticonderoga Funding, 4.37% Due January 6, 2006................................           3,000,000           2,998,899
  Toyota Motor Credit Corp., 4.37% Due February 1, 2006.........................           3,000,000           2,989,656
  UBS AG, 4.25% Due January 3, 2006.............................................           1,740,000           1,740,000
                                                                                                            ------------

TOTAL INVESTMENTS (100.2%)
  (COST $62,899,267)............................................................                              62,920,420
                                                                                                            ------------

  Other Assets and Liabilities (-0.2%)..........................................                                (135,625)
                                                                                                            ------------

TOTAL NET ASSETS (100.0%).......................................................                            $ 62,784,795
                                                                                                            ============

FACTORS CONSIDERED BY THE BOARDS OF MANAGERS IN APPROVING THE INVESTMENT ADVISORY AND THE SUB-ADVISORY AGREEMENTS

At an in person meeting on July 20, 2005, the Boards of Managers, including the Non-Interested Managers (together, the "Board") of The Travelers Growth and Income Stock Account for Variable Annuities ("GIS"), The Travelers Quality Bond Account for Variable Annuities ("QB"), and The Travelers Money Market Account for Variable Annuities ("MM" and, collectively, the "Accounts") approved the investment advisory agreements (the "Agreements") between Travelers Asset Management International Company LLC ("TAMIC") and each Account. In addition, the Board, at the in person meeting on July 20, 2005, approved the investment sub-advisory agreements ("Sub-advisory Agreements") between TAMIC and TIMCO Asset Management Inc. ("TIMCO") for GIS and between TAMIC and Salomon Brothers Asset Management Inc. ("SaBAM") for QB and MM. In voting to approve the Agreements and the Sub-advisory Agreements, the Board considered whether the approval of the Agreements and the Sub-advisory Agreements would be in the best interests of the Accounts and those contract owners who have amounts invested in the Accounts (the "contract owners"), an evaluation largely based on the nature and quality of the services provided under the Agreements and the Sub-advisory Agreements and the overall fairness of the Agreement and the Sub-advisory Agreements to the contract owners.

As part of the process, legal counsel to the Accounts requested certain information from TAMIC and from TIMCO and SaBAM (the "sub-advisors"), and in response such parties provided certain written and oral information to the Board in its consideration of the Agreements and Sub-advisory Agreements. The Board did not identify any one factor, piece of information or written document as all important or controlling, and each Board Member attributed different weight to different factors. Prior to voting, the Board reviewed the proposed continuance of the Agreements and the Sub-advisory Agreements with management and with experienced independent and fund counsel and received materials from counsel discussing the legal standards for their consideration of the proposed
continuation   of  the  Agreements   and  the   Sub-advisory   Agreements.   The
Non-Interested Managers also reviewed the proposed continuation of the Agreements and the Sub-advisory Agreements in private sessions alone and with their independent counsel at which no representatives of management were present. Based on an evaluation of all material factors including those described below, the Board concluded that the Agreements and the Sub-advisory Agreements were reasonable and fair and in the best interest of the Accounts and the contract owners.

Specifically, the Board considered, among other factors: (a) the nature, extent and quality of the services to be provided by TAMIC and the sub-advisors under the Agreements and the Sub-advisory Agreements; (b) the investment performance of the Accounts; (c) the cost of services to be provided and the profit realized by TAMIC and its affiliates; (d) the extent to which TAMIC and the sub-advisors realize economies of scale as each Account grows; and (e) whether the fee levels reflect these economies of scale for the benefit of the contract owners.

CONSIDERATIONS RELEVANT TO ALL ACCOUNTS

With respect to the nature, scope and quality of the services to be provided by TAMIC, the Board considered, and expressed its satisfaction with, the level and depth of knowledge of TAMIC, including the professional experience and qualifications of its personnel as well as current staffing levels and overall resources. The Board also noted that TAMIC had been acquired by MetLife, Inc. ("MetLife"), effective on July 1, 2005, and took into account the information that the Board had received at earlier meetings in connection with its consideration of this change in control of TAMIC. The Board also noted the responsibilities that TAMIC has to the Accounts, including oversight of the sub-advisors' compliance with Account policies and objectives, oversight of general Account compliance with federal and state laws, and the implementation of Board directives as they relate to the Accounts. Based on its consideration and review of the foregoing information, the Board determined that the Accounts were likely to benefit from the nature and quality of these services, as well as TAMIC's ability to render such services based on its experience, operations and resources.

With respect to the nature, scope and quality of the services to be provided by the sub-advisors, the Board considered the level and depth of knowledge of each sub-advisor, including the professional experience and qualifications of their personnel as well as current staffing levels and overall resources. The Board also considered each sub-advisor's management style and performance record; the sub-advisor's financial condition; the sub-advisor's compliance systems and any disciplinary history. Based on its consideration and review of the foregoing information, the Board determined that the Accounts were likely to benefit from the nature and quality of these services, as well as the sub-advisors' ability to render such services based on their experience, operations and resources.

The Board also examined the fees paid by each Account in light of fees paid to other investment managers by comparable funds and the method of computing each Account's advisory and sub-advisory fee. The Board also noted the Mortality and Expense Risk ("M&E") charges paid by each Account to The Travelers Insurance Company ("TIC"), an affiliate of TAMIC, and TIC's agreement to provide or arrange for the provision of all administrative services for each Account out of such M&E charges. The Board noted that, as a result, the Accounts normally do not pay any expenses other than advisory fees and M&E charges. Further, the Board noted that TAMIC's revenues, and its resulting profitability, from each Account is the difference between the amount TAMIC receives from the Account and what it pays to the sub-advisor for that Account and to cover other Account expenses. After comparing the fees with those of comparable funds as described below and in light of the quality and extent of services to be provided, the costs to be incurred by TAMIC and the sub-advisors, and the other factors considered, the Board concluded that the level of the fees paid to TAMIC and to each sub-advisor with respect to each Account was fair and reasonable.

The Board reviewed the Accounts' performance records and TAMIC's and the sub-advisors' management styles and the long-term performance records of the Accounts. The Board noted that it reviews on a quarterly basis information about the Accounts' performance results and investment strategies. The Board also reviewed various comparative performance data provided to it in connection with its consideration of the renewal of the Agreements and Sub-advisory Agreements, including, among other information, a comparison of each Account's total return with its respective Lipper index.

In terms of the profits realized by TAMIC from its relationship with the Accounts, the Board noted that it was satisfied that TAMIC's profits had not been excessive in the past, and that it was not possible to predict how the recent acquisition of TAMIC by MetLife would affect its future profitability. Because the fees paid to the sub-advisors are paid by TAMIC and not directly by the Accounts, the Board determined that the profitability of the sub-advisors was not material to the consideration of the Sub-advisory Agreements. For similar reasons, while the Board did consider whether sub-advisory fee breakpoints were in place for each Account, the Board did not consider the potential economies of scale in the sub-advisors' management of the Accounts to be a substantial factor in its considerations.

The Board also considered the effect of the Accounts' size and growth on their performance and fees. The Board considered the effective fees under the Agreement for each Account as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Account grow. Specifically, the Board noted that if the Accounts' assets increase over time, the Accounts may realize economies of scale if assets increase proportionally more than certain expenses. The Board also considered the fact that TAMIC pays sub-advisory fees out of the advisory fees it receives from the Accounts. Finally, the Board noted the uncommon structure of the Accounts as directly-managed separate accounts, as compared to separate accounts organized as unit investment trusts ("UITs") that invest all of their assets in shares of underlying mutual fund portfolios, and requested that management of TIC and TAMIC consider whether conversion to the more common UIT/underlying fund structure would be appropriate.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Account.

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

The Board noted that the Account's performance has been good compared to similar funds, and that the Account's advisory and sub-advisory fees appeared to be extremely competitive compared to similar funds. In addition, the Board noted that the advisory and sub-advisory fees included breakpoints reducing such fees at higher asset levels that appeared to be appropriate in light of the economies of scale that would be involved in managing the Account at various asset levels. The Board requested, however, that TAMIC monitor whether personnel changes at TIMCO relating to its pending acquisition by Legg Mason might harm the Account.

THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES

The Board noted that the performance of the Account had been very good compared to similar funds over both short-term and long-term periods. The Board noted that the portfolio managers of the Account had not changed, even though the Account had been managed by TAMIC directly prior to its acquisition by MetLife, and was now managed by SaBAM as sub-advisor. The Board requested, however, that TAMIC monitor whether personnel changes at SaBAM relating to its pending acquisition by Legg Mason might harm the Account. The Board also concluded that the Account's advisory and sub-advisory fees appeared to be less than those of many similar funds. In addition, the Board noted that the advisory and sub-advisory fees did not include breakpoints reducing such fees at higher asset levels, but concluded that breakpoints were not imperative in light of the low advisory fee.

THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

The Board noted that the performance of the Account had generally been above average compared to similar funds. The Board noted that the portfolio managers of the Account had not changed, even though the Account had been managed by TAMIC directly prior to its acquisition by MetLife, and was now managed by SaBAM as sub-advisor. The Board requested, however, that TAMIC monitor whether personnel changes at SaBAM relating to its pending acquisition by Legg Mason might harm the Account. The Board also noted that the Account's advisory and sub-advisory fees appeared to be less than those of many comparable funds. In addition, the Board noted that the advisory fees did not include breakpoints reducing such fees at higher asset levels, but noted that economies of scale may be less pronounced as fund assets increase, and therefore that breakpoints may be less common, for money market funds than for other types of funds.

CERTAIN MATTERS RELATING TO SABAM AND TIMCO

On June 23, 2005, Citigroup Inc., the parent company of both SaBAM and TIMCO, agreed to sell substantially all of its asset management business, including SaBAM and TIMCO, to Legg Mason Inc. ("Legg Mason"). SaBAM is the sub-advisor to MM and QB while TIMCO is the sub-advisor to GIS (the "Accounts"). The consummation of the aforementioned transaction would result in a change of control of SaBAM and TIMCO and the automatic termination of the Accounts' sub-advisory agreements. In connection with the anticipated change of control of SaBAM and TIMCO, the Board approved new sub-advisory agreements between TAMIC and SaBAM and TIMCO for the Accounts at a special meeting of the Board held on November 10, 2005. In considering the new sub-advisory agreements for the Accounts, the Board met with a representative from SaBAM and TIMCO and received information regarding: the proposed transaction, Legg Mason and its asset management affiliates, and Legg Mason's plans for SaBAM and TIMCO after the closing of the transaction. In approving the new sub-advisory agreements, the Board also took into consideration the factors they considered at a meeting held on July 20, 2005, where the Board approved the previous sub-advisory agreements with SaBAM and TIMCO, with respect to the Accounts. In addition to these factors, the Board also considered:

      o that the new sub-advisory agreements are substantially similar to the Accounts' previous sub-advisory agreements; and

      o the business, experience and reputation of Legg Mason and its asset management affiliates and the prominence of the Legg Mason name in the marketplace for investment advice.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board of Managers, including the Independent Managers, unanimously voted to approve the new sub-advisory agreements between TAMIC and SaBAM and TIMCO for the Accounts.

OFFICERS AND INTERESTED MANAGERS

                                                                                                        NUMBER OF
                                                                                                        PORTFOLIOS    OTHER
                                           TERM OF                                                      IN ACCOUNT    DIRECTORSHIPS
                            POSITION(S)    OFFICE AND                                                   COMPLEX       OF PUBLIC
                            HELD WITH      LENGTH OF                                                    OVERSEEN BY   COMPANIES HELD
NAME, ADDRESS AND AGE       ACCOUNTS       TIME SERVED   PRINCIPAL OCCUPATION DURING LAST FIVE YEARS    MANAGER       BY MANAGER
---------------------       -----------    -----------   -------------------------------------------    -----------   --------------
*Elizabeth Forget           Chairman of    Since July    President, Met Investors Advisory LLC          66            None
260 Madison Avenue          the Board of   2005          (2000 to present); Executive Vice
11th Floor                  Managers,                    President (2000 to present) and Chief
New York, NY 10016          Chief                        Marketing Officer (2003 to present),
Age 38                      Executive                    MetLife Investors Group, Inc;
                            Officer and                  President, TAMIC (July 2005 - present);
                            President                    Senior Vice President, Equitable
                                                         Distributors, Inc. and Vice President,
                                                         Equitable Life Assurance Society of the
                                                         United States (1996 to 2000).

Paul Cellupica              Secretary and  Since July    Chief Counsel, Securities Products and         N/A           N/A
MetLife, Inc.               Chief Legal    2005          Regulation, MetLife Inc. (2004 -
One MetLife Plaza           Officer                      present); Vice President and Chief
27-01 Queens Plaza North                                 Legal Officer, TAMIC (July 2005 -
Long Island City, NY 11101                               present); Assistant Director, Division
Age 41                                                   of Investment Management, U.S.
                                                         Securities and Exchange Commission
                                                         (2001-2004), Senior Special Counsel,
                                                         Division of Investment Management,
                                                         Securities and Exchange Commission
                                                         (2000-2001).

Alan C. Leland, Jr.         Principal      Since July    Treasurer and Chief Financial Officer;         N/A           N/A
MetLife Advisers LLC        Accounting     2005          MetLife Advisers, LLC and Vice
501 Boylston Street         Officer                      President, MetLife, Inc. (1993 -
Boston, MA 02116                                         present); Assistant Treasurer, TAMIC
Age 53                                                   (July 2005 - present)

Jeffrey P. Halperin         Interim Chief  Since         Assistant Vice President, Corporate            N/A           N/A
Metropolitan Life           Compliance     November      Ethics and Compliance Department,
Insurance  Company          Officer        2005          MetLife, Inc. (October 2002-present);
One MetLife Plaza                                        Interim Chief Compliance Officer of
27-01 Queens Plaza North                                 funds sponsored by Metlife and its
Long Island City, NY 11101                               affiliates (November 2005-present;
Age 37                                                   Associate, Goldman Sachs & Co.(May
                                                         2000-July 2001).

NON-INTERESTED MANAGERS

                                                                                                        NUMBER OF
                                                                                                        PORTFOLIOS    OTHER
                                           TERM OF                                                      IN ACCOUNT    DIRECTORSHIPS
                            POSITION(S)    OFFICE AND                                                   COMPLEX       OF PUBLIC
                            HELD WITH      LENGTH OF                                                    OVERSEEN BY   COMPANIES HELD
NAME, ADDRESS AND AGE       ACCOUNTS       TIME SERVED   PRINCIPAL OCCUPATION DURING LAST FIVE YEARS    MANAGER       BY MANAGER
---------------------       -----------    -----------   -------------------------------------------    -----------   --------------
Robert E. McGill, III       Manager        Since 1974    Retired manufacturing executive. Director      39            None
295 Hancock Street                                       (1995-2000), Chemfab Corporation (specialty
Williamstown, MA                                         materials manufacturer); Director
Age 74                                                   (1999-2001), Ravenwood Winery, Inc.;
                                                         Director (1999-2003), Lydall Inc.
                                                         (manufacturer of fiber materials); Member,
                                                         Board of Managers (1974-present), six
                                                         Variable Annuity Separate Accounts of The
                                                         Travelers Insurance Company+; Trustee
                                                         (1990-present), five mutual funds sponsored
                                                         by The Travelers Insurance Company.++

Lewis Mandell               Manager        Since 1990    Professor of Finance and Managerial            39            Director
Manager                                                  Economics, University at Buffalo since                       (2000-
160 Jacobs Hall                                          1998. Dean, School of Management                             present),
Buffalo, NY                                              (1998-2001), University at Buffalo; Member,                  Delaware North
Age 62                                                   Board of Managers (1990-present), six                        Corp.
                                                         Variable Annuity Separate Accounts of The                    (hospitality
                                                         Travelers Insurance Company+; Trustee                        business)
                                                         (1990-present), five mutual funds sponsored
                                                         by The Travelers Insurance Company.++

Frances M. Hawk,            Manager        Since 1991    Private Investor (1997-present). Member,       39            None
CFA, CFP                                                 Board of Managers (1991-present), six
Manager                                                  Variable Annuity Separate Accounts of The
108 Oxford Hill Lane                                     Travelers Insurance Company+; Trustee
Downingtown, PA                                          (1991-present), five mutual funds sponsored
Age 57                                                   by The Travelers Insurance Company.++

----------
*Ms. Forget is an "interested person" by virtue of her position as President of TAMIC.

+In addition to the Accounts, the other three Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, and The Travelers Money Market Account for Variable Annuities.

++ The five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

                               INVESTMENT ADVISER

              TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY, LLC
                              Hartford, Connecticut
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

                             INVESTMENT SUB-ADVISER

                           TIMCO ASSET MANAGEMENT INC.
                              Stamford, Connecticut
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

                                    CUSTODIAN

                         STATE STREET BANK & TRUST CO(1)
                              Boston, Massachusetts

All figures represent past performance and the information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Principal value and investment returns will fluctuate and investors' units may be worth more or less than their original cost

Each Account files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may find these forms on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV. These forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (toll free) 1-800-SEC-0330. Contract owners can also call the Account at 1-800-842-9406 to obtain information on Form N-Q.

A description of the policies and procedures that the Accounts use to determine how to vote proxies and information on how the Accounts voted proxies relating to portfolio securities during the 12-month period ended December 31, 2005 is currently available. You may obtain these materials upon request and without charge by calling the Accounts (toll-free) at 1-800-842-9406.

(1) Effective December 1, 2005, State Street Bank & Trust Co. replaced JP Morgan Chase as custodian.

VG-137 (Annual) (12-05) Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or controller. Please see exhibit (a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Managers of the registrant has determined that Robert F. McGill III, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of item 3 to Form N-CSR to qualify as the "Audit Committee financial expert," and has designated Mr. McGill as the Audit Committee's financial expert. Mr. McGill is an "independent" Director pursuant to paragraph (a)(2) of item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) KPMG LLP, were the auditors for the registrant through June 30, 2005. On July 1, 2005, Deloitte & Touche LLP, assumed responsibility for the audit of the registrant's annual financial statements. The aggregate fees billed by KPMG LLP for the fiscal year ended December 31, 2004 for professional services rendered in connection with the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $58,575. No bills for comparable services for the year ended December 31, 2005 were received. These fees are paid by Travelers Life & Annuity, as sponsor of each registrant.

(b)   None.

(c)   None.

(d)   None.

(e) (1) The Audit Committee ("Committee") has adopted policies and procedures to, among other purposes, approve all audit and non-audit services provided to the Registrant and certain other persons by the Registrant's independent auditors.

        The policies and procedures require the Committee to approve (a) all audit and permissible non-audit services to be provided to the Registrant and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Registrant. In carrying out this responsibility, the Committee shall seek periodically from the Adviser and from the independent auditors a list of audit and permissible non-audit services that can be expected to be rendered to the Registrant, the Adviser or any Covered Service Providers by the Registrant's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee (the "Chairperson") and at least one other member of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next meeting after the sub-committee's meeting, its decision(s).

        From year to year, and at such other times as the Committee deems appropriate, the Committee shall report to the Board whether this system of approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies.

        Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided by (a) the Fund,
        (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2) No fee incurred on behalf of the accounts.

(f)     Not applicable.

(g)     None.

(h)     Yes.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see the schedule of investments contained in the report to shareholders included under item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENTCOMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Managers since the accounts last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3 (c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  The code of ethics pursuant to item 2 is attached as EX-99.CODE ETH

(a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT
(a)(3)  Not applicable

(b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 99.906CERT

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Growth and Income Stock Account For Variable Annuities

Travelers Quality Bond Account For Variable Annuities

Travelers Money Market Account For Variable Annuities


By: /s/ Elizabeth M. Forget
    Elizabeth M. Forget
    Chairman of the Board
    Chief Executive Officer
    Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
    Travelers Money Market Account For Variable Annuities

Date

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Elizabeth M. Forget
    Elizabeth M. Forget
    Chairman of the Board
    Chief Executive Officer
    Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
    Travelers Money Market Account For Variable Annuities

Date


By: /s/ Alan C. Leland Jr.
    Alan C. Leland Jr.
    Principal Accounting Officer
    Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
    Travelers Money Market Account For Variable Annuities

Date